CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND

                          Portfolios of CMC Fund Trust















                               SEMI-ANNUAL REPORT
                                   (Unaudited)



                                 April 30, 2002
















               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207

--------------------------------------------------------------------------------
                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                               CMC SMALL CAP FUND
                               ------------------

                                                                Six Months
                                                                  Ended                         Year Ended October 31,
                                                              April 30, 2002     --------------------------------------------------
                                                              (Unaudited)(1)        2001           2000         1999        1998
                                                              ---------------    -----------   -----------  ----------   ----------


Net asset value, beginning of period ....................     $         4.41     $     18.78   $     13.59  $     9.96   $    13.60
                                                              ---------------    -----------   -----------  ----------   ----------
Income from investment operations:
     Net investment loss.................................              (0.01)          (0.02)        (0.09)      (0.04)       (0.03)
     Net realized and unrealized gains (losses)
       on investments....................................               0.38           (2.17)         6.80        3.69        (2.21)
                                                              ---------------    -----------   -----------  ----------   ----------
             Total from investment operations............               0.37           (2.19)         6.71        3.65        (2.24)
                                                              ---------------    -----------   -----------  ----------   ----------

Less distributions:
      Distributions from net capital gains...............              (0.00) *       (12.18)        (1.52)      (0.02)       (1.40)
                                                              ---------------    -----------   -----------  ----------   ----------
             Total distributions.........................              (0.00)         (12.18)        (1.52)      (0.02)       (1.40)
                                                              ---------------    -----------   -----------  ----------   ----------

Net asset value, end of period   ........................       $       4.78       $    4.41     $   18.78   $   13.59    $    9.96
                                                              ===============    ===========   ===========  ==========   ==========

Total return.............................................              8.41%  (2)    -28.84%        50.49%      36.70%      -16.49%

Ratios/Supplemental data
Net assets, end of period (in thousands).................        $   339,472       $ 283,521     $ 258,480   $ 240,129    $ 267,789
Ratio of expenses to average net assets..................              0.79%           0.82%         0.79%        .79%         .77%
Ratio of net investment loss to average
 net assets..............................................            (0.52)%         (0.22)%       (0.39)%     (0.33)%      (0.20)%
Portfolio turnover rate..................................               122%            160%          163%        186%         159%

NOTE: Per share amounts have been adjusted to retroact reflect a 4 for 1 split effective September 1, 1999.
  *     Amount represents less than $0.01 per share.
 (1)    Ratios and portfolio turnover rates are annualized.
 (2)    Not annualized.


                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                             CMC SMALL/MID CAP FUND
                             ----------------------

                                                                  Six Months
                                                                    Ended              December 1, 2000
                                                                April 30, 2002             through
                                                                (Unaudited)(2)      October 31, 2001 (1)(2)
                                                            --------------------    -----------------------


Net asset value, beginning of period ....................    $           8.00         $           10.00
                                                            -------------------      --------------------
Income from investment operations:
     Net investment loss.................................               (0.02)                    (0.02)
     Net realized and unrealized gains (losses)
       on investments....................................                0.60                     (1.98)
                                                            -------------------      --------------------
             Total from investment operations............                0.58                     (2.00)
                                                            -------------------      --------------------


Less distributions:                                                         -                         -
                                                            -------------------      --------------------

Net asset value, end of period ..........................    $           8.58         $            8.00
                                                            ===================      ====================

Total return.............................................               7.25%  (3)              -20.00%  (3)

Ratios/Supplemental data
Net assets, end of period (in thousands).................    $         73,772         $          49,391
Ratio of expenses to average net assets(4)...............               0.80%                     0.80%
Ratio of expenses to average net assets before
 contractual reimbursement (4)...........................               0.89%                     0.97%
Ratio of net investment loss to average
 net assets..............................................             (0.52)%                   (0.23)%
Portfolio turnover rate..................................                129%  (3)                 167%  (3)

 (1)    From inception of operations.
 (2)    Ratios are annualized.
 (3)    Not annualized.
 (4) For the fiscal period December 1, 2000 through October 31, 2001, and the years ending October 31, 2002 and 2003, the investment adviser has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the advisory fee, exceed 0.80% of the Fund's average daily net assets.





                 See Accompanying Notes to Financial Statement

--------------------------------------------------------------------------------
                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                          CMC INTERNATIONAL STOCK FUND
                          ----------------------------

                                                                  Six Months
                                                                     Ended                      Year Ended October 31,
                                                                April 30, 2002      ------------------------------------------------
                                                                 (Unaudited)(1)       2001        2000        1999         1998
                                                                 --------------     ----------  ----------  ----------   ----------

Net asset value, beginning of period  ......................     $       10.42      $   16.20   $   17.86   $   12.54    $   42.71
                                                                 --------------     ----------  ----------  ----------   ----------
Income from investment operations:
     Net investment income (loss)...........................             (0.00)  *       0.03        0.04       (0.02)        0.25
     Net realized and unrealized gains (losses)
       on investments.......................................              0.66          (3.09)      (0.36)       5.34        (0.78)
                                                                 --------------     ----------  ----------  ----------   ----------
             Total from investment operations...............              0.66          (3.06)      (0.32)       5.32        (0.53)
                                                                 --------------     ----------  ----------  ----------   ----------

Less distributions:
     Dividends from net investment income..................              (0.03)             -           -           -            -
     Distributions from net capital gains..................                  -          (2.72)      (1.34)      (0.00) *    (29.64)
                                                                 --------------     ----------  ----------  ----------   ----------
             Total distributions...........................              (0.03)         (2.72)      (1.34)      (0.00)      (29.64)
                                                                 --------------     ----------  ----------  ----------   ----------

Net asset value, end of period ............................      $       11.05      $   10.42   $   16.20   $   17.86    $   12.54
                                                                 ==============     ==========  ==========  ==========   ==========

Total return...............................................              6.37%  (2)   -22.46%      -3.58%      42.44%       -1.24%


Ratios/Supplemental data
Net assets, end of period (in thousands)...................            $25,626        $20,553     $22,975     $30,492      $15,377
Ratio of expenses to average net assets....................              1.33%          1.26%       1.11%       1.31%        1.04%
Ratio of net investment income (loss) to
 average net assets........................................            (0.08)%          0.29%       0.12%     (0.14)%        0.60%
Portfolio turnover rate....................................               117%           117%        140%         96%          53%

 *  Amount represents less than $0.01 per share.
(1) Ratios and portfolio turnover rates are annualized.
(2) Not annualized.





                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
APRIL 30, 2002

                                                       SHARES            VALUE
                                                    -----------    -------------
COMMON STOCKS (93.2%)
  ADVERTISING AGENCIES (1.8%)
        LAMAR ADVERTISING CO. *                         142,226    $   6,105,762
                                                                   -------------

  AIR TRANSPORT (1.0%)
        ATLANTIC COAST AIRLINES HOLDINGS, INC. *         60,930        1,331,320
        EXPRESSJET HOLDINGS, INC. *                      29,300          420,455
        SKYWEST, INC.                                    71,300        1,636,335
                                                                   -------------
                                                                       3,388,110
                                                                   -------------
  AUTO PARTS: ORIGINAL EQUIPMENT (1.1%)
        AUTOLIV, INC.                                   131,850        2,913,885
        TOWER AUTOMOTIVE, INC. *                         58,200          853,794
                                                                   -------------
                                                                       3,767,679
                                                                   -------------
  BANKS (0.5%)
        GREATER BAY BANCORP                              54,600        1,828,554
                                                                   -------------

  BIOTECH RESEARCH & PRODUCTS (3.5%)
        GENTA, INC. *                                   107,336        1,442,274
        INTEGRA LIFESCIENCES HOLDINGS CORP. *           163,210        3,182,595
        NEUROCRINE BIOSCIENCES, INC. *                   82,283        2,706,288
        QUINTILES TRANSNATIONAL CORP. *                 230,570        3,274,094
        TRANSKARYOTIC THERAPIES, INC. *                  33,809        1,347,626
                                                                   -------------
                                                                      11,952,877
                                                                   -------------
  CHEMICALS (1.0%)
        LYONDELL CHEMICAL CO.                             4,125           60,968
        WILSON GREATBATCH TECHNOLOGIES, INC. *          126,310        3,315,638
                                                                   -------------
                                                                       3,376,606
                                                                   -------------
  COMMUNICATIONS TECHNOLOGY (0.6%)
        EXTREME NETWORKS, INC. *                        186,400        1,675,736
        SPECTRIAN CORP. *                                19,560          213,986
                                                                   -------------
                                                                       1,889,722
                                                                   -------------
  COMPUTER SERVICES SOFTWARE & SYSTEMS (7.8%)
        ANTEON INTERNATIONAL CORP. *                     34,500          784,875
        CAMINUS CORP. *                                  32,524          607,223
        CONCURRENT COMPUTER CORP. *                     196,500        1,346,025
        DOCUMENTUM, INC. *                              116,615        2,264,663
        EDWARDS, J.D. & CO. *                            80,080          888,888
        ELECTRONICS FOR IMAGING, INC. *                  66,980        1,199,612
        HPL TECHNOLOGIES, INC. *                        173,724        2,077,739
        MANHATTAN ASSOCIATES, INC. *                     47,090        1,487,102
        MENTOR GRAPHICS CORP. *                         171,380        3,307,634
        NATIONAL INSTRUMENTS CORP. *                     41,666        1,601,224
        NETIQ CORP. *                                    75,573        1,695,102
        PRECISE SOFTWARE SOLUTIONS LTD. *               190,070        2,497,520
        RETEK, INC. *                                   103,163        2,434,544

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES            VALUE
                                                    -----------    -------------
COMMON STOCKS (CONTINUED)
        STELLENT, INC. *                                101,900    $     537,013
        TRIZETTO GROUP, INC. *                          135,000        1,593,000
        WIND RIVER SYSTEMS, INC. *                      199,050        2,167,655
                                                                    ------------
                                                                      26,489,819
                                                                    ------------
  COMPUTER TECHNOLOGY (0.6%)
        COMPUTER NETWORK TECHNOLOGY CORP. *              55,614          530,558
        SANDISK CORP. *                                  90,700        1,483,852
                                                                    ------------
                                                                       2,014,410
                                                                    ------------
  CONSTRUCTION (0.5%)
        GRANITE CONSTRUCTION, INC.                       77,200        1,784,092
                                                                    ------------

  CONSUMER ELECTRONICS (2.2%)
        EARTHLINK, INC. *                               106,180          772,990
        HARMAN INTERNATIONAL INDUSTRIES, INC.            43,900        2,592,295
        THQ, INC. *                                     119,160        4,177,750
                                                                    ------------
                                                                       7,543,035
                                                                    ------------
  CONSUMER PRODUCTS (0.8%)
        OAKLEY, INC. *                                  133,470        2,658,722
                                                                    ------------

  DIVERSIFIED FINANCIAL SERVICES (1.2%)
        WILLIS GROUP HOLDINGS LTD. *                    135,323        3,958,198
                                                                    ------------

  DRUGS & PHARMACEUTICALS (5.3%)
        ALKERMES, INC. *                                146,242        2,945,314
        AMERICAN PHARMACEUTICAL PARTNERS, INC. *        119,000        1,686,230
        BARR LABORATORIES, INC. *                        11,961          797,200
        ENDO PHARMACEUTICALS HOLDINGS, INC. *           185,140        2,142,070
        FIRST HORIZON PHARMACEUTICAL CORP. *            179,003        4,661,238
        GUILFORD PHARMACEUTICALS, INC. *                 88,050          677,985
        MEDICIS PHARMACEUTICAL CORP. (CLASS A) *         44,140        2,363,697
        PHARMACEUTICAL RESOURCES, INC. *                108,723        2,718,075
                                                                    ------------
                                                                      17,991,809
                                                                    ------------
  EDUCATION SERVICES (5.9%)
        CAREER EDUCATION CORP.*                          43,320        1,947,234
        CORINTHIAN COLLEGES, INC. *                      34,100        2,008,149
        EDUCATION MANAGEMENT CORP. *                    101,930        4,395,222
        ITT EDUCATIONAL SERVICES, INC. *                 50,177        2,541,465
        STRAYER EDUCATION, INC.                          33,979        1,923,551
        SYLVAN LEARNING SYSTEMS, INC. *                 259,073        7,150,415
                                                                    ------------
                                                                      19,966,036
                                                                    ------------
  ELECTRONICS (1.4%)
        AMPHENOL CORP. (CLASS A) *                      110,993        4,867,043
                                                                    ------------

  ELECTRONICS: EQUIPMENT & COMPONENTS (0.6%)
        MKS INSTRUMENTS, INC. *                           8,200          277,898

                 See Accompanying Notes fo Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                    -----------     ------------
COMMON STOCKS (CONTINUED)
        POWER-ONE, INC. *                               214,000    $   1,789,040
                                                                    ------------
                                                                       2,066,938
                                                                    ------------
  ELECTRONICS: MEDICAL SYSTEMS (0.1%)
        THERASENSE, INC. *                               12,950          323,750
                                                                    ------------

  ELECTRONICS: SEMICONDUCTORS (0.8%)
        CIRRUS LOGIC, INC. *                             50,040          607,986
        LATTICE SEMICONDUCTOR CORP. *                   186,287        2,207,501
                                                                    ------------
                                                                       2,815,487
                                                                    ------------
  ENERGY MISCELLANEOUS (0.3%)
        VERITAS DGC, INC. *                              54,319          983,174
                                                                    ------------

  ENGINEERING & CONTRACT SERVICES (1.5%)
        JACOBS ENGINEERING GROUP, INC. *                 59,374        2,342,898
        URS CORP. *                                      88,390        2,722,412
                                                                    ------------
                                                                       5,065,310
                                                                    ------------
  FINANCIAL DATA PROCESSING SERVICES (2.2%)
        ADVENT SOFTWARE, INC. *                          56,610        2,795,402
        ALLIANCE DATA SYSTEMS CORP. *                    97,290        2,398,199
        GLOBAL PAYMENTS, INC.                            54,215        2,082,940
                                                                    ------------
                                                                       7,276,541
                                                                    ------------
  HEALTH CARE FACILITIES (3.2%)
        DAVITA, INC. *                                  392,140       10,164,269
        MANOR CARE, INC. *                               32,840          842,017
                                                                    ------------
                                                                      11,006,286
                                                                    ------------
  HEALTH CARE MANAGEMENT SERVICES (8.4%)
        CAREMARK RX, INC. *                             412,320        8,864,880
        CERNER CORP. *                                   50,945        2,705,689
        FIRST HEALTH GROUP CORP. *                      245,590        7,122,110
        MID ATLANTIC MEDICAL SERVIES, INC. *            135,600        4,939,908
        TRIGON HEALTHCARE, INC. *                        48,970        4,929,320
                                                                    ------------
                                                                      28,561,907
                                                                    ------------
  HEALTH CARE SERVICES (2.3%)
        EXPRESS SCRIPTS, INC. *                          81,332        5,140,996
        STERICYCLE, INC. *                               37,730        2,547,907
                                                                    ------------
                                                                       7,688,903
                                                                    ------------
  HOMEBUILDING (1.3%)
        D.R. HORTON, INC.                               167,961        4,333,394
                                                                    ------------

  IDENTIFICATION CONTROL (2.1%)
        ADVANCED ENERGY INDUSTRIES, INC. *               60,800        2,115,840
        FLOWSERVE CORP. *                                52,600        1,814,700
        ROPER INDUSTRIES, INC.                           72,500        3,334,275
                                                                    ------------
                                                                       7,264,815

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                    -----------     ------------
COMMON STOCKS (CONTINUED)
  INSURANCE: LIFE (0.8%)
        SCOTTISH ANNUITY & LIFE HOLDINGS, LTD.          126,300    $   2,702,820
                                                                    ------------

  INSURANCE: MULTI-LINE (0.3%)
        PARTNERRE LTD.                                   16,720          902,546
                                                                    ------------

  INSURANCE: PROPERTY-CASUALTY (0.6%)
        IPC HOLDINGS LTD.                                56,850        1,938,585
                                                                    ------------

  MACHINERY: CONSTRUCTION & HANDLING (0.5%)
        TEREX CORP. *                                    70,500        1,766,025
                                                                    ------------

  MACHINERY: OIL WELL EQUIPMENT & SERVICES (1.3%)
        GLOBAL INDUSTRIES LTD. *                         95,598          921,565
        NATIONAL-OILWELL, INC. *                         51,800        1,376,326
        NEWPARK RESOURCES, INC. *                       116,300          973,431
        VARCO INTERNATIONAL, INC. *                      51,460        1,054,415
                                                                    ------------
                                                                       4,325,737
                                                                    ------------
  MANUFACTURED HOUSING (0.8%)
        CLAYTON HOMES, INC.                             160,629        2,746,756
                                                                    ------------

  MEDICAL & DENTAL SUPPLIES (3.9%)
        AMERICAN MEDICAL SYSTEMS HOLDINGS, INC. *       205,325        4,718,368
        SCHEIN, HENRY, INC. *                            94,589        4,501,491
        UROLOGIX, INC. *                                157,540        2,172,477
        WRIGHT MEDICAL GROUP, INC. *                    103,700        1,966,152
                                                                    ------------
                                                                      13,358,488
                                                                    ------------
  MEDICAL SERVICES (0.0%)
        MEDICAL STAFFING NETWORK HOLDINGS, INC. *         2,650           64,236
                                                                    ------------

  OFFICE SUPPLIES (1.0%)
        MOORE CORPORATION LTD. *                        245,200        3,396,020
                                                                    ------------

  OIL: CRUDE PRODUCERS (0.8%)
        PATINA OIL & GAS CORP.                           29,000        1,049,800
        XTO ENERGY, INC.                                 83,350        1,700,340
                                                                    ------------
                                                                       2,750,140
                                                                    ------------
  PRODUCTION TECHNOLOGY EQUIPMENT (6.1%)
        ASE TEST LTD. *                                 172,513        2,351,352
        ASM INTERNATIONAL NV *                           69,174        1,591,002
        CREDENCE SYSTEMS CORP. *                        187,741        3,799,878
        CYMER, INC. *                                    34,300        1,621,361
        PHOTON DYNAMICS, INC. *                          67,340        3,261,950
        PHOTRONICS, INC. *                               75,100        2,483,557
        PRI AUTOMATION, INC. *                           93,790        1,743,556

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                    -----------     ------------
COMMON STOCKS (CONTINUED)
        RUDOLPH TECHNOLOGIES, INC. *                     49,111    $   1,497,885
        ULTRATECH STEPPER, INC. *                       128,630        2,195,714
                                                                    ------------
                                                                      20,546,255
                                                                    ------------
  RADIO & TELEVISION BROADCASTERS (3.3%)
        ENTERCOM COMMUNICATIONS CORP. *                 120,370        6,289,333
        RADIO ONE, INC. (CLASS D) *                     227,746        4,873,764
                                                                    ------------
                                                                      11,163,097
                                                                    ------------
  REAL ESTATE INVESTMENT TRUSTS (REIT'S) (1.1%)
        HEALTH CARE PROPERTY INVESTORS, INC.             33,393        1,363,436
        HEALTHCARE REALTY TRUST, INC.                    79,322        2,403,457
                                                                    ------------
                                                                       3,766,893
                                                                    ------------
  RESTAURANTS (1.0%)
        OUTBACK STEAKHOUSE, INC. *                       94,120        3,300,788
                                                                    ------------

  RETAIL (8.6%)
        ABERCROMBIE & FITCH CO. (CLASS A) *              97,501        2,925,030
        AMERICAN EAGLE OUTFITTERS, INC. *               174,120        4,427,872
        COST PLUS, INC. *                                74,800        2,202,860
        FOOT LOCKER, INC. *                              11,666          183,739
        GAMESTOP CORP. *                                 96,700        1,842,135
        LITHIA MOTORS, INC. (CLASS A) *                  59,500        1,677,900
        MICHAELS STORES, INC. *                         101,431        4,102,884
        O'REILLY AUTOMOTIVE, INC. *                     118,917        3,851,721
        PETCO ANIMAL SUPPLIES, INC. *                    13,800          331,200
        TALBOTS, INC., THE                               78,970        2,716,568
        ZALE CORP. *                                    127,283        5,055,681
                                                                    ------------
                                                                      29,317,590
                                                                    ------------
  SERVICES: COMMERCIAL (2.8%)
        ADMINISTAFF, INC. *                              71,200        1,634,040
        CORPORATE EXECUTIVE BOARD CO., THE *            107,290        4,077,020
        ON ASSIGNMENT, INC. *                            93,261        1,895,996
        RESOURCES CONNECTION, INC. *                     70,000        1,857,800
                                                                    ------------
                                                                       9,464,856
                                                                    ------------
  SHOES (0.7%)
        REEBOK INTERNATIONAL LTD. *                      91,960        2,542,694
                                                                    ------------

  TELECOMMUNICATION EQUIPMENT (0.1%)
        POWERWAVE TECHNOLOGIES, INC. *                   28,229          337,054
                                                                    ------------

  TRUCKERS (1.5%)
        SWIFT TRANSPORTATION CO., INC. *                 17,350          337,458
        USFREIGHTWAYS CORP.                              57,862        1,935,484
        YELLOW CORP. *                                   97,950        2,641,711
                                                                    ------------
                                                                       4,914,653
                                                                    ------------

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                    -----------     ------------
 TOTAL COMMON STOCKS
        (COST $276,212,802)                                        $ 316,274,212
                                                                    ------------

REPURCHASE AGREEMENTS (5.2%)
        J.P. MORGAN SECURITIES, INC.
         1.70% DATED 04/30/2002,
         DUE 05/01/2002 IN THE
         AMOUNT OF  $14,792,828.
         COLLATERALIZED 102% BY U.S. TREASURY BILLS
         DUE 06/20/2002 TO 10/17/2002             $  14,792,138       14,792,138
        MERRILL LYNCH
         1.75% DATED 04/30/2002,
         DUE 05/01/2002 IN THE
         AMOUNT OF  $2,800,134.
         COLLATERALIZED 102% BY U.S. TREASURY STRIPS
         DUE 11/15/2013 TO 11/15/2028                 2,800,000        2,800,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENTS
        (COST $17,592,138)                                            17,592,138
                                                                    ------------

TOTAL INVESTMENTS (98.4%)
 (COST $293,804,940)                                                 333,866,350

OTHER ASSETS LESS LIABILITIES (1.6%)                                   5,605,592
                                                                    ------------

NET ASSETS (100.0%)                                                $ 339,471,942
                                                                    ============

*       Non-income producing






                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                             CMC SMALL MID CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
APRIL 30, 2002

                                                      SHARES            VALUE
                                                    -----------     ------------
COMMON STOCKS (96.3%)
  ADVERTISING AGENCIES (1.8%)
        LAMAR ADVERTISING CO. *                          31,245    $   1,341,348
                                                                    ------------

  AIR TRANSPORT (1.0%)
        ATLANTIC COAST AIRLINES HOLDINGS, INC. *         13,935          304,480
        EXPRESSJET HOLDINGS, INC. *                       6,400           91,840
        SKYWEST, INC.                                    14,900          341,955
                                                                    ------------
                                                                         738,275
                                                                    ------------
  AUTO TRUCKS & PARTS (1.5%)
        GENTEX CORP. *                                   34,045        1,077,865
                                                                    ------------

  BANKS (1.3%)
        GREATER BAY BANCORP                              12,100          405,229
        M & T BANK CORP.                                  6,170          526,795
                                                                    ------------
                                                                         932,024
                                                                    ------------
  BIOTECH RESEARCH & PRODUCTS (0.8%)
        QUINTILES TRANSNATIONAL CORP. *                  43,790          621,818
                                                                    ------------

  BUILDING MATERIALS (0.9%)
        MARTIN MARIETTA MATERIALS, INC.                  17,310          674,398
                                                                    ------------

  CASINOS & GAMBLING (0.8%)
        HARRAH'S ENTERTAINMENT, INC. *                   11,540          567,306
                                                                    ------------

  CHEMICALS (0.0%)
        LYONDELL CHEMICAL CO.                               850           12,563
                                                                    ------------

  COMMUNICATIONS TECHNOLOGY (1.6%)
        EXTREME NETWORKS, INC. *                         40,900          367,691
        NETWORKS ASSOCIATES, INC. *                      26,630          472,682
        UTSTARCOM, INC. *                                14,800          362,600
                                                                    ------------
                                                                       1,202,973
                                                                    ------------
  COMPUTER SERVICES SOFTWARE & SYSTEMS (7.8%)
        AUTODESK, INC.                                   36,360          668,660
        ELECTRONICS FOR IMAGING, INC. *                  18,305          327,843
        INTUIT, INC. *                                   42,575        1,668,089
        MENTOR GRAPHICS CORP. *                          37,595          725,584
        MERCURY INTERACTIVE CORP. *                      18,700          696,949
        RATIONAL SOFTWARE CORP. *                        40,050          583,528
        RETEK, INC. *                                    25,040          590,919
        WIND RIVER SYSTEMS, INC. *                       42,490          462,716
                                                                    ------------
                                                                       5,724,288
                                                                    ------------
  COMPUTER TECHNOLOGY (1.1%)
        SYNOPSYS, INC. *                                 17,420          785,816
                                                                    ------------
                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                             CMC SMALL MID CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                    -----------     ------------
COMMON STOCKS (CONTINUED)
  CONSUMER ELECTRONICS (2.8%)
        ELECTRONIC ARTS, INC. *                          25,305    $   1,494,260
        HARMAN INTERNATIONAL INDUSTRIES, INC.             9,700          572,785
                                                                    ------------
                                                                       2,067,045
                                                                    ------------
  CONSUMER PRODUCTS (0.8%)
        OAKLEY, INC. *                                   28,200          561,744
                                                                    ------------

  DIVERSIFIED FINANCIAL SERVICES (1.2%)
        WILLIS GROUP HOLDINGS LTD. *                     29,710          869,018
                                                                    ------------

  DRUGS & PHARMACEUTICALS (4.8%)
        ALKERMES, INC. *                                 32,560          655,759
        ANDRX GROUP *                                    16,470          744,773
        GILEAD SCIENCES, INC. *                          10,660          331,739
        MEDICIS PHARMACEUTICAL CORP. (CLASS A) *          9,975          534,161
        MEDIMMUNE, INC. *                                20,680          690,712
        PHARMACEUTICAL RESOURCES, INC. *                 24,345          608,625
                                                                    ------------
                                                                       3,565,769
                                                                    ------------
  EDUCATION SERVICES (1.7%)
        APOLLO GROUP, INC. (CLASS A) *                   16,657          638,629
        SYLVAN LEARNING SYSTEMS, INC. *                  21,180          584,568
                                                                    ------------
                                                                       1,223,197
                                                                    ------------
  ELECTRONICS (1.4%)
        AMPHENOL CORP. (CLASS A) *                       24,010        1,052,839
                                                                    ------------

  ELECTRONICS: INSTRUMENTS, GAUGES & METERS (0.9%)
        TEKTRONIX, INC. *                                30,080          661,760
                                                                    ------------

  ELECTRONICS: SEMICONDUCTORS (5.3%)
        ALTERA CORP. *                                   17,425          358,258
        AMKOR TECHNOLOGY, INC. *                         16,750          336,675
        ATMEL CORP. *                                    60,800          547,200
        INTERSIL CORP. (CLASS A) *                       20,300          545,055
        LATTICE SEMICONDUCTOR CORP. *                    41,000          485,850
        NATIONAL SEMICONDUCTOR CORP. *                   42,105        1,327,150
        RF MICRO DEVICES, INC. *                         19,700          342,780
                                                                    ------------
                                                                       3,942,968
                                                                    ------------
  ENERGY MISCELLANEOUS (0.2%)
        PREMCOR, INC. *                                   3,900          110,175
                                                                    ------------

  FINANCIAL DATA PROCESSING SERVICES (2.2%)
        ADVENT SOFTWARE, INC. *                          12,390          611,818
        DST SYSTEMS, INC. *                               3,600          177,912
        GLOBAL PAYMENTS, INC.                            11,080          425,693

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                             CMC SMALL MID CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
                                                    -----------     ------------
COMMON STOCKS (CONTINUED)
        SUNGARD DATA SYSTEMS, INC. *                     13,860    $     412,474
                                                                    ------------
                                                                       1,627,897
                                                                    ------------
  FINANCIAL INFORMATION SERVICES (1.6%)
        MOODY'S CORP.                                    26,675        1,162,496
                                                                    ------------

  HEALTH CARE FACILITIES(6.8%)
        DAVITA, INC. *                                   36,605          948,801
        HEALTH MANAGEMENT ASSOCIATES, INC. (CLASS A) *   34,985          746,580
        HEALTHSOUTH CORP. *                             110,610        1,670,211
        LABORATORY CORPORATION OF AMERICA HOLDINGS *     16,995        1,685,904
                                                                    ------------
                                                                       5,051,496
                                                                    ------------
  HEALTH CARE MANAGEMENT SERVICES (8.4%)
        AETNA, INC.                                       8,700          414,120
        CAREMARK RX, INC. *                              86,965        1,869,748
        CERNER CORP. *                                   11,210          595,363
        MID ATLANTIC MEDICAL SERVICES, INC. *            13,170          479,783
        TRIGON HEALTHCARE, INC. *                        10,185        1,025,222
        WELLPOINT HEALTH NETWORKS, INC. *                24,230        1,819,188
                                                                    ------------
                                                                       6,203,424
                                                                    ------------
  HEALTH CARE SERVICES (1.5%)
        EXPRESS SCRIPTS, INC. *                          17,140        1,083,419
                                                                    ------------

  IDENTIFICATION CONTROL (1.5%)
        FLOWSERVE CORP. *                                11,600          400,200
        ROPER INDUSTRIES, INC.                           15,830          728,022
                                                                    ------------
                                                                       1,128,222
                                                                    ------------
  INSURANCE: LIFE (1.0%)
        ANTHEM, INC. *                                   11,100          757,020
                                                                    ------------

  INSURANCE: PROPERTY-CASUALTY (0.6%)
        IPC HOLDINGS LTD.                                12,620          430,342
                                                                    ------------

  MACHINERY: CONSTRUCTION & HANDLING (0.5%)
        TEREX CORP. *                                    14,900          373,245
                                                                    ------------

  MACHINERY: OIL WELL EQUIPMENT & SERVICES (1.9%)
        NABORS INDUSTRIES, INC. *                        16,800          765,240
        NATIONAL-OILWELL, INC. *                         10,700          284,299
        NOBLE DRILLING CORP. *                            8,300          359,805
                                                                    ------------
                                                                       1,409,344
                                                                    ------------
  MANUFACTURED HOUSING (0.8%)
        CLAYTON HOMES, INC.                              34,640          592,344
                                                                    ------------

  MEDICAL & DENTAL SUPPLIES (3.4%)
        BIOMET, INC.                                     27,695          781,830

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                             CMC SMALL MID CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                    -----------     ------------
COMMON STOCKS (CONTINUED)
        BOSTON SCIENTIFIC CORP. *                        69,160    $   1,723,467
                                                                    ------------
                                                                       2,505,297
                                                                    ------------
  MISCELLANEOUS EQUIPMENT (0.9%)
        GRAINGER, W.W., INC.                             11,510          645,366
                                                                    ------------

  MULTI-SECTOR COMPANIES (0.8%)
        EATON CORP.                                       6,600          558,426
                                                                    ------------

  OFFICE SUPPLIES (1.0%)
        MOORE CORPORATION LTD. *                         53,550          741,667
                                                                    ------------

  OIL: CRUDE PRODUCERS (0.4%)
        XTO ENERGY, INC.                                 14,100          287,640
                                                                    ------------

  PRODUCTION TECHNOLOGY EQUIPMENT (2.0%)
        ASM INTERNATIONAL NV *                           15,260          350,980
        ASML HOLDING NV *                                31,735          708,642
        CYMER, INC. *                                     7,360          347,907
        MYKROLIS CORP. *                                  6,805          100,306
                                                                    ------------
                                                                       1,507,835
                                                                    ------------
  PUBLISHING: NEWSPAPERS (1.0%)
        KNIGHT RIDDER, INC.                              11,100          743,700
                                                                    ------------

  RADIO & TELEVISION BROADCASTERS (5.4%)
        ENTERCOM COMMUNICATIONS CORP. *                  26,985        1,409,966
        HISPANIC BROADCASTING CORP. *                    38,450        1,031,229
        RADIO ONE, INC. (CLASS D) *                      35,740          764,836
        UNIVISION COMMUNICATIONS, INC. (CLASS A) *       18,660          745,654
                                                                    ------------
                                                                       3,951,685
                                                                    ------------
  REAL ESTATE INVESTMENT TRUST (REIT'S)(1.1%)
        HEALTH CARE PROPERTY INVESTORS, INC.             19,900          812,517
                                                                    ------------

  RETAIL (8.6%)
        ABERCROMBIE & FITCH CO. (CLASS A) *              19,900          597,000
        AMERICAN EAGLE OUTFITTERS, INC. *                38,300          973,969
        DOLLAR TREE STORES, INC. *                       29,810        1,136,953
        GAMESTOP CORP. *                                 21,500          409,575
        LIMITED, INC.                                    56,993        1,091,986
        MICHAELS STORES, INC. *                          20,660          835,697
        PETCO ANIMAL SUPPLIES, INC. *                     3,000           72,000
        TALBOTS, INC., THE                               16,415          564,676
        ZALE CORP. *                                     17,500          695,100
                                                                    ------------
                                                                       6,376,956
                                                                    ------------
  SCIENTIFIC EQUIPMENT & SUPPLIERS (0.4%)
        APPLERA CORP. - APPLIED BIOSYSTEMS GROUP         15,980          273,578
                                                                    ------------

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                             CMC SMALL MID CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------     ------------
COMMON STOCKS (CONTINUED)
  SERVICES: COMMERCIAL (3.7%)
        CHOICEPOINT, INC. *                              18,545    $   1,028,135
        KPMG CONSULTING, INC. *                          30,410          532,175
        REPUBLIC SERVICES, INC. *                        22,215          439,857
        ROBERT HALF INTERNATIONAL, INC. *                28,770          755,500
                                                                    ------------
                                                                       2,755,667
                                                                    ------------
  SHOES (0.7%)
        REEBOK INTERNATIONAL LTD. *                      19,100          528,115
                                                                    ------------

  TELECOMMUNICATION EQUIPMENT (1.4%)
        POLYCOM, INC. *                                  50,680        1,045,022
                                                                    ------------

  TOYS (1.0%)
        MATTEL, INC.                                     36,605          755,527
                                                                    ------------

 TOTAL COMMON STOCKS
        (COST $65,445,984)                                            71,041,436
                                                                    ------------

REPURCHASE AGREEMENT (4.8%)
        J.P. MORGAN SECURITIES, INC.
         1.70% DATED 04/30/2002,
         DUE 05/01/2002 IN THE
         AMOUNT OF  $3,506,174.
         COLLATERALIZED 102% BY U.S. TREASURY BILLS
         DUE 06/20/2002 TO 10/17/2002
        (COST $3,506,011)                           $ 3,506,011        3,506,011
                                                                    ------------

TOTAL INVESTMENTS (101.1%)
 (COST $68,951,995)                                                   74,547,447

OTHER ASSETS LESS LIABILITIES (-1.1%)                                  (775,690)
                                                                    ------------

NET ASSETS (100.0%)                                                $  73,771,757
                                                                    ============

*       Non-income producing







                 See Accompanying Notes to Financial Satements

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
APRIL 30, 2002

                                                       SHARES          VALUE
                                                     ----------     ------------
COMMON STOCKS (87.9%)
  AUSTRALIA (1.7%)
       ORIGIN ENERGY LTD. (OIL & GAS)                     32,000   $      55,326
       PERPETUAL TRUSTEES AUSTRALIA LTD. (DIVERSIFIED      5,300         127,491
        FINANCIALS)
       QANTAS AIRWAYS LTD. (AIRLINES)                     26,000          62,822
       TOLL HOLDINGS LTD. (ROAD & RAIL)                    3,600          70,129
       WESFARMERS LTD. (INDUSTRIAL CONGLOMERATES)          8,100         123,778
                                                                     -----------
                                                                         439,546
                                                                     -----------
  CANADA (1.4%)
       ALCAN, INC. (METALS & MINING)                       1,900          70,084
       BOMBARDIER, INC. (CLASS B) (AEROSPACE & DEFENSE)   15,100         129,867
       CP HOLDRS (DIVERSIFIED FINANCIALS)                  3,600         160,772
                                                                     -----------
                                                                         360,723
                                                                     -----------
  CHINA (0.2%)
       ALUMINUM CORPORATION OF CHINA LTD., ADR
        (METALS & MINING) *                                3,000          54,600
                                                                     -----------

  FINLAND (1.6%)
       NOKIA CORP., ADR (COMMUNICATIONS EQUIPMENT)         5,100          82,926
       STORA ENSO OYJ (PAPER & FOREST PRODUCTS)           12,200         155,113
       UPM-KYMMENE CORP. (PAPER & FOREST PRODUCTS)         5,200         181,800
                                                                     -----------
                                                                         419,839
                                                                     -----------
  FRANCE (7.8%)
       AVENTIS SA (PHARMACEUTICALS)                        2,500         177,624
       BNP PARIBAS (BANKS)                                 9,010         470,882
       CARREFOUR SA (FOOD & DRUG RETAILING)                3,040         132,717
       LAFARGE SA (CONSTRUCTION MATERIALS)                 1,170         111,013
       ORANGE SA (WIRELESS TELECOMMUNICATION SERVICES) *  18,800         108,417
       PECHINEY SA (CLASS A) (METALS & MINING)             2,200         106,452
       SODEXHO ALLIANCE SA (HOTELS, RESTAURANTS & LEISURE) 2,950         114,301
       STMICROELECTRONICS NV (SEMICONDUCTOR EQUIPMENT
        & PRODUCTS)                                        3,500         107,765
       THOMSON MULTIMEDIA (HOUSEHOLD DURABLES) *           5,750         157,248
       TOTAL FINA ELF SA (OIL & GAS)                       1,408         213,397
       VINCI SA (CONSTRUCTION & ENGINEERING)               2,400         153,542
       WAVECOM SA (COMMUNICATIONS EQUIPMENT) *             3,890         135,650
                                                                     -----------
                                                                       1,989,008
                                                                     -----------
  GERMANY (4.1%)
       ALLIANZ AG (INSURANCE)                                870         204,959
       ALTANA AG (PHARMACEUTICALS)                         4,150         234,725
       BASF AG (CHEMICALS)                                 1,300          55,700
       BAYERISCHE MOTOREN WERKE (BMW) AG (AUTOMOBILES)     2,900         115,003
       DAIMLERCHRYSLER AG (AUTOMOBILES)                    2,500         114,100

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES           VALUE
                                                         -----------     ----------
COMMON STOCKS (CONTINUED)
       MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG
        (INSURANCE)                                            1,115   $    276,301
       PUMA AG (TEXTILES & APPAREL)                              700         40,482
                                                                        -----------
                                                                          1,041,270
                                                                        -----------
  HONG KONG (0.9%)
       TRACKER FUND OF HONG KONG (DIVERSIFIED FINANCIALS)    150,000        221,178
                                                                        -----------

  IRELAND (0.5%)
       CRH PLC (CONSTRUCTION MATERIALS)                        8,000        136,963
                                                                        -----------

  ITALY (4.1%)
       AUTOSTRADE S.P.A (TRANSPORTATION INFRASTRUCTURE)       32,900        267,400
       ENI S.P.A (OIL & GAS)                                  11,900        182,823
       LUXOTTICA GROUP S.P.A, ADR (HEALTH CARE EQUIPMENT
        & SUPPLIES)                                            8,200        164,820
       RIUNIONE ADRIATICA DI SICURTA S.P.A (INSURANCE)        15,500        201,119
       UNICREDITO ITALIANO S.P.A (BANKS)                      52,200        242,235
                                                                        -----------
                                                                          1,058,397
                                                                        -----------
  JAPAN (18.4%)
       ADVANTEST CORP. (SEMICONDUCTOR EQUIPMENT
        & INSTRUMENTS)                                         2,700        194,509
       AEON CO., LTD. (MULTILINE RETAIL)                      15,000        387,850
       CANON, INC. (OFFICE ELECTRONICS)                       10,000        383,178
       HONDA MOTOR CO., LTD. (AUTOMOBILES)                     5,900        264,673
       ITO-YOKADO CO., LTD. (MULTILINE RETAIL)                 6,700        330,304
       KEYENCE CORP. (ELECTRONIC EQUIPMENT & INSTRUMENTS)      1,200        242,897
       KOMATSU LTD. (MACHINERY)                               50,000        181,075
       MITSUBISHI HEAVY INDS., LTD. (MACHINERY)               51,000        161,659
       NET ONE SYSTEMS CO., LTD. (IT CONSULTING & SERVICES)       14         89,953
       NIDEC CORP. (ELECTRICAL EQUIPMENT & INSTRUMENTS)        2,000        133,333
       NISSIN HEALTHCARE FOOD SERVICE CO., LTD. (HOTELS,
        RESTAURANTS & LEISURE)                                 8,000        190,031
       NITTO DENKO CORP. (INDUSTRIALS/ELECTRICAL EQUIPMENT)    5,800        191,075
       NSK LTD. (MACHINERY)                                   30,000        130,374
       NTT DOCOMO, INC. (WIRELESS TELECOMMUNICATION
        SERVICES)                                                 45        114,462
       OLYMPUS OPTICAL CO., LTD. (HEALTH CARE EQUIPMENT
        & SUPPLIES)                                           15,000        194,860
       PIONEER CORP. (HOUSEHOLD DURABLES)                      5,000         98,715
       RICOH CO., LTD. (OFFICE ELECTRONICS)                   10,000        186,526
       ROHM CO., LTD. (SEMICONDUCTOR EQUIPMENT & PRODUCTS)     1,200        178,972
       SEVEN-ELEVEN JAPAN CO., LTD. (FOOD & DRUG RETAILING)    6,000        224,766
       SHIMAMURA CO., LTD. (SPECIALTY RETAIL)                  3,000        207,944
       SONY CORP. (HOUSEHOLD DURABLES)                         4,700        252,570

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                    -----------     ------------
COMMON STOCKS (CONTINUED)
       SUMITOMO BAKELITE CO., LTD. (CHEMICALS)           33,400    $     254,922
       TOYOTA MOTOR CORP. (AUTOMOBILES)                   4,000          109,034
                                                                    ------------
                                                                       4,703,682
                                                                    ------------
  KOREA (5.6%)
       CJ39 SHOPPING (INTERNET & CATALOG RETAIL)          2,700          167,961
       HUMAX CO., LTD. (HOUSEHOLD DURABLES)               4,500          161,180
       HYUNDAI MOTOR CO., LTD. (AUTOMOBILES)              9,000          333,836
       KOOKMIN BANK (FINANCIALS/BANK)                     5,600          254,890
       PACIFIC CORP. (PERSONAL PRODUCTS)                  3,000          346,586
       SAMSUNG ELECTRONICS (SEMICONDUCTOR EQUIPMENT
        & PRODUCTS)                                         550          162,358
                                                                    ------------
                                                                       1,426,811
                                                                    ------------
  MEXICO (2.2%)
       CORPORACION GEO SA DE CV (HOUSEHOLD DURABLES) *   45,000           98,397
       GRUPO TELEVISA SA (CPO) (MEDIA)*                  68,000          154,491
       WAL-MART DE MEXICO SA DE CV (MULTILINE RETAIL)    95,000          317,671
                                                                    ------------
                                                                         570,559
                                                                    ------------
  NETHERLANDS (5.0%)
       ABN AMRO HOLDING NV (BANKS)                        7,000          138,765
       ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT
        & PRODUCTS) *                                     5,900          131,747
       ING GROEP NV (CVA) (DIVERSIFIED FINANCIALS)        7,200          190,090
       KONINKLIJKE PHILIPS ELECTRONIC NV (HOUSEHOLD
        DURABLES)                                         5,700          176,014
       ROYAL DUTCH PETROLEUM CO. (OIL & GAS)              4,190          221,999
       TPG NV (AIR FREIGHT & COURIERS)                    9,800          212,374
       UNILEVER NV (CVA) (FOOD PRODUCTS)                  3,100          199,722
                                                                    ------------
                                                                       1,270,711
                                                                    ------------
  SINGAPORE (3.0%)
       CITY DEVELOPMENTS LTD. (REAL ESTATE)              40,000          136,888
       NEPTUNE ORIENT LINES LTD. (MARINE) *             187,000          115,604
       SINGAPORE AIRLINES LTD. (AIRLINES)                34,000          262,737
       WANT WANT HOLDINGS LTD.  (FOOD PRODUCTS)         133,000          256,690
                                                                    ------------
                                                                         771,919
                                                                    ------------
  SPAIN (2.4%)
       AMADEUS GLOBAL TRAVEL DISTRIBUTION SA (CLASS A)
        (COMMERCIAL SERVICES & SUPPLIES) *               41,600          277,011
       GRUPO FERROVIAL SA (CONSTRUCTION & ENGINEERING)    9,400          227,845
       INDRA SISTEMAS SA (IT CONSULTING & SERVICES)      12,800          113,261
                                                                    ------------
                                                                         618,117
                                                                    ------------
  SWEDEN (0.6%)
       SVENSKA CELLULOSA AB (CLASS B) (PAPER & FOREST
        PRODUCTS)                                         4,900          166,429
                                                                    ------------

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES           VALUE
                                                         -----------     -----------
COMMON STOCKS (CONTINUED)
  SWITZERLAND (6.1%)
       CREDIT SUISSE GROUP (BANKS)                             2,200   $      78,421
       GIVAUDAN SA (CHEMICALS)                                   690         257,242
       LOGITECH INTERNATIONAL SA (COMPUTERS & PERIPHERALS) *   5,700         265,278
       NESTLE SA (FOOD PRODUCTS)                                 900         212,763
       NOVARTIS AG (PHARMACEUTICALS)                           9,380         393,412
       SYNTHES-STRATEC, INC. (HEALTH CARE EQUIPMENT
        & SUPPLIES)                                              300         185,913
       UBS AG (BANKS)                                          3,300         159,082
                                                                         -----------
                                                                           1,552,111
                                                                         -----------
  TAIWAN (0.3%)
       ASE TEST LTD. (SEMICONDUCTOR EQUIPMENT & PRODUCTS) *    5,400          73,602
                                                                         -----------

  THAILAND (2.8%)
       BEC WORLD PUBLIC CO. LTD. (NVDR) (MEDIA) *             12,900          77,540
       BIG C SUPERCENTER PUBLIC CO. LTD (NVDR) (FOOD
        & DRUG RETAILING ) *                                 182,000         100,983
       LAND & HOUSES PUBIC CO. LTD. (NVDR) (HOUSEHOLD
        DURABLES) *                                          196,100         267,481
       SIAM COMMERCIAL BANK (FOREIGN) (BANKS) *               81,000          46,628
       SRITHAI SUPERWARE PUBLIC CO. LTD. (NVDR) (HOUSEHOLD
        DURABLES) *                                          360,000          67,414
       THAI FUND, INC. (DIVERSIFIED FINANCIALS)               13,000          66,430
       TIPCO ASPHALT PUBLIC CO. LTD. (NVDR) (MATERIALS/
        CONSTRUCTION MATERIALS) *                            110,600          95,246
                                                                         -----------
                                                                             721,722
                                                                         -----------
  UNITED KINGDOM (18.9%)
       ABBEY NATIONAL PLC (BANKS)                             11,600         184,430
       AMDOCS LTD. (SOFTWARE) *                                4,300          93,439
       BAE SYSTEMS PLC (AEROSPACE & DEFENSE)                  38,787         197,270
       BARCLAYS PLC (BANKS)                                   37,752         330,646
       BP PLC, ADR (OIL & GAS)                                 4,120         209,296
       CAPITA GROUP PLC (COMMERCIAL SERVICES & SUPPLIES)      26,600         147,982
       CENTRICA PLC (GAS UTILITIES)                           73,700         226,889
       COMPASS GROUP PLC (HOTELS, RESTAURANTS & LEISURE)      21,172         131,747
       DIAGEO PLC (BEVERAGES)                                 15,400         204,451
       EASYJET PLC (AIRLINES) *                               21,017         147,015
       EXEL PLC (AIR FREIGHT & COURIERS)                      13,900         178,257
       GLAXOSMITHKLINE PLC (PHARMACEUTICALS)                   8,643         209,085
       LEGAL & GENERAL GROUP PLC (INSURANCE)                 119,600         274,076
       NATIONAL GRID GROUP PLC (ELECTRIC UTILITIES)           33,300         238,758
       NEXT PLC (MULTILINE RETAIL)                            10,700         162,247
       POWDERJECT PHARMACEUTICALS PLC (BIOTECHNOLOGY)*        19,700         135,649
       RECKITT BENCKISER PLC (HOUSEHOLD PRODUCTS)             11,300         200,080

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                              ----------     ----------
COMMON STOCKS (CONTINUED)
       RIO TINTO PLC (METALS & MINING)                             8,800    $   163,509
       ROYAL BANK OF SCOTLAND GROUP PLC (BANKS)                   14,604        418,838
       SHIRE PHARMACEUTICALS GROUP PLC (PHARMACEUTICALS) *        17,400        129,067
       SMITH & NEPHEW PLC (HEALTH CARE EQUIPMENT & SUPPLIES)      28,600        162,756
       SMITHS GROUP PLC (INDUSTRIAL CONGLOMERATES)                14,600        172,553
       TESCO PLC (FOOD & DRUG RETAILING)                          38,900        149,092
       VODAFONE GROUP PLC (WIRELESS TELECOMMUNICATION
        SERVICES)                                                128,128        206,794
       WPP GROUP PLC (MEDIA)                                      16,500        175,051
                                                                             ----------
                                                                              4,848,977
                                                                             ----------
  UNITED STATES (0.3%)
       RESMED, INC. (HEALTH CARE EQUIPMENT & SUPPLIES) *           2,100         77,931
                                                                             ----------

 TOTAL COMMON STOCKS
        (COST $21,546,079)                                                   22,524,095
                                                                             ----------

PREFERRED STOCK (0.6%)
  GERMANY
       WELLA AG (PERSONAL PRODUCTS)
        (COST $136,769)                                            2,800        169,293
                                                                             ----------

REPURCHASE AGREEMENTS (8.3%)
       J.P. MORGAN SECURITIES, INC.
        1.70% DATED 04/30/2002,
        DUE 05/01/2002 IN THE
        AMOUNT OF  $1,299,400
        COLLATERALIZED 102% BY U.S. TREASURY BILLS
        DUE 06/20/2002 TO 10/17/2002                       $   1,299,339      1,299,339
       MERRILL LYNCH
        1.75% DATED 04/30/2002,
        DUE 05/01/2002 IN THE
        AMOUNT OF  $820,039
        COLLATERALIZED 102% BY U.S. TREASURY STRIPS
        DUE 11/15/2013 TO 11/15/2028                             820,000        820,000
                                                                             ----------
 TOTAL REPURCHASE AGREEMENTS
        (COST $2,119,339)                                                     2,119,339
                                                                             ----------





                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                   -------------

TOTAL INVESTMENTS (96.8%)
  (COST $23,802,186)                                                $ 24,812,727

OTHER ASSETS LESS LIABILITIES (3.2%)                                     813,296
                                                                   -------------

NET ASSETS (100%)                                                   $ 25,626,023
                                                                   =============

*      Non-income producing



As of April 30, 2002, sector diversification was as follows:
                                                          % of
                             Sector Diversification     Net Assets        Value
                             ----------------------     ----------       -------
Foreign-Common Stocks
       Consumer Discretionary                              18.2%    $  4,673,284
       Financials                                          16.3        4,184,121
       Industrials                                         13.8        3,543,701
       Information Technology                               9.5        2,442,062
       Health Care                                          8.1        2,065,842
       Consumer Staples                                     7.9        2,027,851
       Materials                                            7.1        1,809,073
       Energy                                               3.5          882,841
       Utilities                                            1.8          465,647
       Telecommunication Services                           1.7          429,673
                                                       -----------   -----------
Total Foreign-Common Stocks                                87.9       22,524,095
Foreign-Preferred Stocks                                    0.6          169,293
                                                       -----------   -----------
Total Investments                                          88.5       22,693,388
Other Assets less Liabilities                              11.5        2,932,635
                                                       -----------   -----------
Net Assets                                                100.0%    $ 25,626,023
                                                       ===========   ===========










                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
--------------------------------------------------------------------------------
April 30, 2002
(In thousands except Net Asset Value)

                                                                                     CMC             CMC            CMC
                                                                                  Small Cap     Small/Mid Cap  International
                                                                                    Fund            Fund        Stock Fund
                                                                                 -----------    ------------   ------------
ASSETS:
  Investments at identified cost ............................................... $ 293,805      $   68,952     $   23,802
  Investments at identified cost - federal income tax purposes  ................ $ 297,486      $   69,848     $   23,916
-------------------------------------------------------------------------------- -----------    ------------   ------------
  Investments at value.......................................................... $ 333,866      $   74,547     $   24,813
  Cash..........................................................................    11,732               -            841
  Cash denominated in foreign currencies (cost $2,312) .........................         -               -          2,314
  Receivable for:
       Investments sold.........................................................     1,163             304            210
       Dividends................................................................         -               -             72
       Interest.................................................................        30               6              1
       Foreign tax reclaims ....................................................         -               -             55
       Expense reimbursement....................................................         -               3              -
                                                                                 -----------    ------------   ------------
  Total assets..................................................................   346,791          74,860         28,306
                                                                                 -----------    ------------   ------------

LIABILITIES:
  Payable for:
       Investments purchased....................................................     4,917           1,020          2,637
       Capital stock redeemed...................................................     2,142               -              -
       Investment management fee ...............................................       208              45             14
       Accrued expenses ........................................................        52              23             29
                                                                                 -----------    ------------   ------------
   Total liabilities............................................................     7,319           1,088          2,680
                                                                                 -----------    ------------   ------------

NET ASSETS...................................................................... $ 339,472      $   73,772     $   25,626
                                                                                 ===========    ============   ============

NET ASSETS consist of:
    Paid-in capital ............................................................ $ 364,909      $   82,696     $   29,739
    Accumulated net investment loss.............................................      (858)           (168)            (9)
    Undistributed net realized gain (accumulated loss) from:
        Investment transactions.................................................   (64,640)        (14,351)        (5,061)
        Foreign currency transactions...........................................         -               -            (60)
    Unrealized appreciation (depreciation) on:
        Investments.............................................................    40,061           5,595          1,011
  Translation of assets and liabilities in foreign currencies...................         -               -              6
                                                                                 -----------    ------------   ------------

NET ASSETS...................................................................... $ 339,472      $   73,772     $   25,626
                                                                                 ===========    ============   ============

Shares of capital stock outstanding.............................................    71,059           8,598          2,320
                                                                                 ===========    ============   ============
Net asset value, offering and
   redemption price per share................................................... $    4.78      $     8.58     $    11.05
                                                                                 ===========    ============   ============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                      STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------
For the six months ended April 30, 2002
(In thousands)

                                                                                    CMC              CMC             CMC
                                                                                  Small Cap     Small\Mid Cap   International
                                                                                    Fund             Fund         Stock Fund
                                                                                  -----------    -------------  ------------
NET INVESTMENT INCOME:
      Income:
         Interest...............................................................  $   270        $    35        $    11
         Dividends..............................................................      180             55            136
         Foreign withholding tax on dividend income ............................        -              -            (15)
                                                                                  -----------    -------------  ------------
                   Total income                                                       450             90            132
                                                                                  -----------    -------------  ------------

      Expenses:
         Investment management fees ............................................    1,242            242             79
         Custodian fees.........................................................       33             17             27
         Legal, insurance and audit fees........................................       15             16             21
         Transfer agent fees....................................................        9              9              9
         Registration and filing fees...........................................        3              2              -
         Trustees'fees..........................................................        4              1              -
         Other expenses ........................................................        2              2              5
                                                                                  -----------     ------------  ------------
             Total expenses.....................................................    1,308            289            141
         Expense reimbursements ................................................        -            (31)            -
                                                                                  -----------     ------------  ------------
             Net expenses.......................................................    1,308            258            141
                                                                                  -----------     ------------  ------------
      Net investment loss.......................................................     (858)          (168)            (9)
                                                                                  -----------     ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS:
      Net realized gain (loss) from:
            Investment transactions.............................................    7,456)        (2,083)        (1,424)
            Foreign currency transactions.......................................        -              -            (60)
                                                                                  -----------     ------------  ------------
              Net realized loss.................................................   (7,456)        (2,083)        (1,484)

      Change in net unrealized appreciation or depreciation on:
             Investments........................................................   31,990          5,809          2,668
             Translation of assets and liabilities in foreign currencies........        -              -             13
                                                                                  -----------     ------------  ------------
              Change in net unrealized appreciation or depreciation.............   31,990          5,809          2,681
                                                                                  -----------     ------------  ------------
      Net realized and unrealized gain (loss) on investments....................   24,534          3,726          1,197
                                                                                  -----------     ------------  ------------

NET INCREASE RESULTING
     FROM OPERATIONS............................................................$  23,676        $ 3,558        $ 1,188
                                                                                  ===========     ============  ============




See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                            CMC                          CMC                        CMC
                                                       Small Cap Fund            Small/Mid Cap Fund        International Stock Fund
                                                --------------------------   --------------------------   --------------------------
                                                 Six Months                   Six Months    December 1,    Six Months
                                                    Ended      Year Ended       Ended         Through        Ended       Year Ended
                                               April 30, 2002  October 31,  April 30, 2002  October 31,  April 30, 2002  October 31,
                                                 (Unaudited)     2001         (Unaudited)      2001        (Unaudited)       2001
                                                -----------  -----------     ------------   ----------   -----------    -----------
Operations:
      Net investment income (loss).............   $   (858)  $    (536)      $    (168)   $   (112)      $      (9)    $      61
      Net realized gain (loss) from:
       Investment transactions.................     (7,456)    (56,978)         (2,083)    (12,271)         (1,424)       (3,620)
       Foreign currency transactions...........          -            -              -           -             (60)            8
      Change in net unrealized appreciation or
      depreciation on:
       Investments.............................     31,990     (26,584)          5,809        (214)          2,668        (1,892)
       Translation of assets and liabilities
        in foreign currencies..................          -           -              -            -              13            (3)
                                                 ----------  ----------      -----------  ------------   -----------   ------------
      Net increase (decrease)
           resulting from operations..........      23,676     (84,098)          3,558     (12,597)          1,188        (5,446)

Distributions to shareholders:

      From net investment income...............          -           -              -           -              (69)            -
      From net realized gain from
           investment transactions.............        (75)   (128,856)             -           -                -        (3,805)

Net capital share transactions.................     32,350     237,995         20,823      61,988            3,954         6,829
                                                 ----------  ----------      -----------  ------------   ----------   ------------

Net increase (decrease) in net assets..........     55,951      25,041         24,381      49,391            5,073        (2,422)

NET ASSETS:
      Beginning of period .....................    283,521     258,480         49,391           -           20,553        22,975
                                                 ----------  ----------      -----------  ------------   -----------   ------------

      End of period ...........................    339,472     283,521         73,772      49,391           25,626        20,553
                                                 ==========  ==========      ===========  ============   ============    ==========
 Accumulated net investment loss
  at end of period.............................       (858)          -           (168)          -               (9)            -
                                                 ==========  ==========      ===========  ============   ============    ==========

(1) For the period December 1, 2000 (inception of operations) through October 31, 2001.





                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
1.       Significant accounting policies:

CMC Small Cap Fund, CMC Small/Mid Cap Fund and CMC International Stock Fund (the Funds) are portfolios of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established five other portfolios, CMC Strategic Equity Fund, CMC Fixed Income Securities Fund, CMC High Yield Fund, CMC International Bond Fund and CMC Short Term Bond Fund, which are not included in these financial statements. The CMC International Bond Fund in not yet operational. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. Following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by each Fund in the preparation of its financial statements.

Investment valuation. Portfolio securities are valued based on the last sales prices reported by the principal securities exchanges on which the investments are traded or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements. The Funds may engage in repurchase agreement transactions. The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements. The Fund's investment adviser determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment transactions. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment income and expenses. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis and each Fund bears expenses incurred specifically on its behalf as well as a portion, based on net assets, of general expenses incurred on behalf of the Trust and its underlying portfolios.

Forward currency exchange contracts. The CMC International Stock Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the US dollar value of the portfolio securities denominated in a foreign currency. Contracts are valued at the prevailing forward exchange rate of the underlying currencies. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in the net realized gains or losses from foreign currency transactions. Fluctuations in the value of forward currency contracts are recorded for financial reporting purposes as unrealized gains or losses. The Fund could be exposed to risks if counterparties to the forward contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The effect of any change in the value of a hedged foreign currency would be offset by the corresponding change (resulting from a change in exchange rates) in value of the securities denominated in that currency. Net realized gains arising from such transactions for the six months ended April 30, 2002, amounted to $11,375 and is included in realized gain from foreign currency transactions. As of April 30, 2002, the Fund had no outstanding forward currency contracts.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
1.       Significant accounting policies, continued:

Foreign currency translations. The books and records of the CMC International Stock Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the daily rates of exchange on the valuation date. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The CMC International Stock Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices on investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

Use of estimates. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and distributions to shareholders. Dividends from net investment income are declared and paid annually. Distributions from any net realized gains are generally declared and paid annually. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in accordance with the requirements of the Internal Revenue Code.

Federal income taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.

Foreign capital gains taxes. Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 30%. The Funds provide for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Other. As of April 30, 2002, CMC International Stock Fund held 88% of its net assets in equity securities of companies in countries other than the United States. While the Fund investments are not limited as to market capitalization, 94% of the portfolio, based on market value, were in companies considered to be large and well established, based on standards of the applicable country or foreign market.

-------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

2. Transactions with affiliates and related parties:
The amounts of fees and expenses described below are shown on each Fund's statement of operations.

The investment adviser of the Funds is Columbia Management Co. (CMC). CMC is an indirect wholly owned subsidiary of FleetBoston Financial Corporation (Fleet), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956.

Investment management fees were paid by each Fund monthly to CMC. The Funds' fees are based on an annual rate of 0.75 of 1% of average daily net assets.

For the fiscal period December 1, 2000 through October 31, 2001, and the years ending October 31, 2002 and 2003, CMC has contractually agreed to reimburse ordinary expenses of the Small/Mid Cap Fund, to the extent that these expenses, together with the advisory fee, exceed 0.80% of the Fund's average daily net assets.

Trustees' fees and expenses were paid directly by each Fund to trustees having no affiliation with the Funds other than their capacity as trustees. Other officers and trustees received no compensation from the Funds.

The transfer agent for the Fund is Columbia Trust Company (CTC), an affiliate of CMC and indirect wholly owned subsidiary of Fleet. CTC is compensated based on a per account fee or minimum of $1,500 per month.

3.  Federal income tax:
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, deferral of losses from wash sales, passive foreign investment companies (PFIC), in-kind redemptions and non-taxable dividends. As of April 30, 2002, for federal income tax purposes, unrealized appreciation (depreciation) excluding short term investments were as follows:


                                                Unrealized          Unrealized             Net
                                               Appreciation       (Depreciation)      Appreciation
                                              ---------------    ---------------   -----------------
 CMC Small Cap Fund....................       $  54,507,390      $ (18,126,971)    $  36,380,419
 CMC Small/Mid Cap Fund *.............        $   8,666,907      $  (3,968,107)    $   4,698,800
 CMC International Stock Fund..........       $   2,057,764      $  (1,161,036)    $     896,728

On December 7, 2001, the CMC Small Cap Fund paid a capital gains distribution to the shareholders of record on December 6, 2001 in the amount of $74,803.

4.  Investment transactions:
During the six months ended April 30, 2002, purchases and sales of long-term securities, and net realized losses, excluding U.S. government securities, were as follows:

                                                                                           Net
                                                Purchases              Sales        Realized Losses
                                             ---------------     ----------------  -------------------
 CMC Small Cap Fund.....................      $ 224,085,958      $  188,480,273    $  (7,456,086)
 CMC Small/Mid Cap Fund............           $  61,850,635      $   39,511,203    $  (2,083,272)
 CMC International Stock Fund...........      $  14,134,882      $   11,717,005    $  (1,424,320)

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

5.  Capital stock activity:
At April 30, 2002, each Fund had 100 million shares of no par value capital stock authorized. Transactions of capital shares were as follows:

                                                           CMC Small Cap Fund                         CMC Small/Mid Cap Fund
                                               -------------------------------------      ------------------------------------------
                                                 Six Months                Year               Six Months         December 1, 2000*
                                                   Ended                Ended                   Ended                 Through
                                               April 30, 2002      October 31, 2001         April 30, 2002        October 31, 2001
                                               ---------------     -----------------      -------------------    -------------------
  Shares:
     Shares sold.............................     15,296,011           39,257,493            2,558,534              6,370,886
     Shares issued for reinvestment
       of dividends..........................         15,143           21,433,664                    -                      -
                                               ---------------     -----------------      -------------------    -------------------
                                                  15,311,154           60,691,157            2,558,534              6,370,886
     Less shares redeemed....................     (8,569,668)         (10,135,991)            (131,562)              (200,050)
                                               ---------------     -----------------      -------------------    -------------------
     Net increase in shares..................      6,741,486           50,555,166            2,426,972              6,170,836
                                               ===============     =================      ===================    ===================

  Amounts:
     Sales ..................................   $ 73,841,383       $  201,524,146         $ 21,950,978           $ 63,886,904   (1)
     Reinvestment of dividends...............         74,656          128,601,986                    -                      -
                                               ---------------     -----------------      -------------------    -------------------
                                                  73,916,039          330,126,132           21,950,978             63,886,904
     Less redemptions........................    (41,566,301)         (92,130,796) (2)      (1,127,909)            (1,898,801)
                                               ---------------     -----------------      -------------------    -------------------
     Net increase ...........................  $  32,349,738       $  237,995,336         $ 20,823,069           $ 61,988,103
                                               ===============     =================      ===================    ===================

(1)  Includes $20,397,942 of securities in an in-kind transfer.
(2)  Includes $42,964,973 from the delivery of securities in-kind redemptions.
* From inception of operations.

                                                  CMC International Stock Fund
                                               ---------------------------------
                                                 Six Months           Year
                                                   Ended             Ended
                                               April 30, 2002   October 31, 2001
                                               ---------------  ----------------
  Shares:
     Shares sold............................         587,732           359,392
     Shares issued for reinvestment
       of dividends.........................           6,392           287,630
                                               ---------------  ----------------
                                                     594,124           647,022
     Less shares redeemed..................         (246,450)          (93,552)
                                               ---------------  ----------------
     Net increase in shares................          347,674           553,470
                                               ===============  ================

  Amounts:
 Sales ....................................    $   6,478,355    $    4,186,828
 Reinvestment of dividends.................           69,418         3,805,346
                                               ---------------  ----------------
                                                   6,547,773         7,992,174
     Less redemptions......................       (2,593,245)       (1,162,772)
                                               ---------------  ----------------
     Net increase..........................    $   3,954,528    $    6,829,402
                                               ===============  ================

                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND


                          Portfolios of CMC Fund Trust















                               SEMI-ANNUAL REPORT
                                   (Unaudited)



                                 April 30, 2002
















               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207

--------------------------------------------------------------------------------
                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                        CMC FIXED INCOME SECURITIES FUND
                        --------------------------------

                                                                        Six Months                                 September 1,
                                                                           Ended                 Year                through
                                                                      April 30, 2002             Ended             October 31,
                                                                      (Unaudited)(2)       October 31, 2001        2000 (1)(2)
                                                                     ------------------    ------------------     ---------------


Net asset value, beginning of period..................                     $     10.83           $     10.02           $    10.00
                                                                     ------------------    ------------------     ---------------

Income from investment operations:
     Net investment income ...........................                            0.28                  0.65                 0.11
     Net realized and unrealized gains (losses)
       on investments ................................                           (0.30)                 0.81                 0.02
                                                                     ------------------    ------------------     ---------------
             Total from investment operations.........                           (0.02)                 1.46                 0.13
                                                                     ------------------    ------------------     ---------------

Less distributions:
        Dividends from net investment
        income...............................                                    (0.29)                (0.65)               (0.11)
      Distributions from net capital gains............                           (0.14)                (0.00)              *   -
                                                                     ------------------    ------------------     ---------------
             Total distributions......................                           (0.43)                (0.65)               (0.11)
                                                                     ------------------    ------------------     ---------------
Net asset value, end of period........................                     $     10.38           $     10.83           $    10.02
                                                                     ==================    ==================     ===============

Total return  (3).....................................                          -0.13%                15.01%                1.31%

Ratios/Supplemental data
Net assets, end of period (in thousands)..............                     $    28,761           $    28,774           $   10,866
Ratio of expenses to average net assets(4)............                           0.40%                 0.40%                0.40%
Ratio of expenses to average net assets
 before contractual reimbursement (4).................                           0.57%                 0.65%                1.46%
Ratio of net income to average net assets (5) ........                           5.45%                 6.14%                6.57%
Portfolio turnover rate...............................                            128%                  140%                 103%

 (1)    From inception of operations.
 (2)    Ratios and portfolio turnover rates are annualized.
 (3)    Not annualized.
 (4) For the fiscal period September 1, 2000 through October 31, 2000, and the years ended October 31, 2001 and 2002, the investment adviser has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the advisory fee exceed 0.40% of the Fund's average daily net assets.
 (5) As disclosed in detail in Note 1 to these financial statements, effective November 1, 2001, the Fund began amortizing premium and accreting discount on all debt securities and classifying gains and losses realized on prepayments received on mortgage-backed securities previously included in realized gains/loss as part of interest income. For the six months ended April 30, 2002, the impact of this change on investment income per unit and ratio of investment income to average net assets is $(0.01) and (0.29)%, respectively.

  * Amount represents less than $0.01 per share.


                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                               CMC HIGH YIELD FUND
                               -------------------

                                                          Six Months
                                                             Ended                          Year Ended October 31,
                                                        April 30, 2002  -----------------------------------------------------------
                                                        (Unaudited)(1)     2001         2000          1999         1998        1997
                                                        --------------  -----------  ----------  ----------- ----------  ----------


Net asset value, beginning of period  ..............    $     8.14      $    8.30   $    8.54   $     8.95   $    9.21   $     8.99
                                                        --------------  -----------  ----------  ----------- ----------  ----------
Income from investment operations:
     Net investment income .........................          0.32           0.72        0.73         0.74        0.76         0.80
     Net realized and unrealized gains (losses)
       on investments ..............................         (0.01)         (0.16)      (0.24)       (0.41)      (0.21)        0.32
                                                        --------------  -----------  ----------  ----------- ----------  ----------
             Total from investment operations.......          0.31           0.56        0.49         0.33        0.55         1.12
                                                        --------------  -----------  ----------  ----------- ----------  ----------
Less distributions:
      Dividends from net investment income..........         (0.33)         (0.72)      (0.73)       (0.74)      (0.76)       (0.80)
      Distributions from net capital gains..........             -              -           -        (0.00)   *  (0.05)       (0.10)
                                                        --------------  -----------  ----------  ----------- ----------  ----------
             Total distributions....................         (0.33)         (0.72)      (0.73)       (0.74)      (0.81)       (0.90)
                                                        --------------  -----------  ----------  ----------- ----------  ----------

Net asset value, end of period......................    $     8.12      $    8.14   $    8.30   $     8.54   $    8.95   $     9.21
                                                        ==============  ===========  ==========  =========== ==========  ==========

Total return........................................          3.84% 2)      6.92%       6.01%        3.75%       6.00%       12.90%

Ratios/Supplemental data
Net assets, end of period (in thousands)............    $  395,557      $ 348,979   $ 319,985   $  271,551   $ 263,912   $  119,196
Ratio of expenses to average net assets.............          0.45%         0.44%       0.43%        0.43%       0.45%        0.45%
Ratio of net investment income to average
 net assets (3) ....................................          8.15%         8.63%       8.70%        8.39%       8.28%        8.60%
Portfolio turnover rate.............................            49%           59%         56%          62%         71%          69%

(1)     Ratios and portfolio turnover rates are annualized.
(2)     Not annualized.
(3) As disclosed in detail in Note 1 to these financial statements, effective November 1, 2001, the Fund began amortizing premium and accreting discount on all debt securities. For the six months ended April 30, 2002, the impact of this change on investment income per unit and ratio of investment income to average net assets is $(0.01) and (0.12%), respectively.

  * Amount represents less than $0.01 per share.

NOTE: Per share amounts have been adjusted to retroactively reflect a 4 for 1 share split effective September 1, 1999.



                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
APRIL 30, 2002

                                                               PRINCIPAL
                                                                 AMOUNT              VALUE
                                                           -----------------    --------------
U.S. GOVERNMENT SECURITIES (45.0%)
  U.S. TREASURY BILLS (0.8%)
        U.S. TREASURY BILL
        1.73% 08/01/2002                                   $         240,000    $      238,939
                                                                                --------------

  U.S. TREASURY NOTES & BONDS (10.3%)
        U.S. TREASURY INFLATION INDEX BONDS
        3.375% 01/15/2007                                            566,650           587,723
        U.S. TREASURY BONDS
        6.00% 08/15/2009                                             250,000           266,170
        8.875% 08/15/2017                                            930,000         1,237,191
        6.25% 08/15/2023                                             615,000           653,245
        U.S. TREASURY NOTES
        3.50% 11/15/2006                                             215,000           207,036
                                                                                --------------
                                                                                     2,951,365
                                                                                --------------
  U.S. AGENCY BONDS (4.1%)
        FEDERAL HOME LOAN BANK
        4.50% 07/07/2003 *                                           675,000           689,553
        FEDERAL HOME LOAN MORTGAGE CORP.
        5.50% 05/15/2002 *                                            50,000            50,071
        FEDERAL NATIONAL MORTGAGE ASSOCIATION
        7.125% 01/15/2030 *                                          385,000           426,449
                                                                                --------------
                                                                                     1,166,073
                                                                                --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (10.4%)
        6.50% 01/15/2032                                             146,997           149,064
        7.00% 05/15/2029 - 01/15/2032                              2,588,497         2,675,050
        8.00% 09/15/2030                                             148,518           157,382
                                                                                --------------
                                                                                     2,981,496
                                                                                --------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (7.4%)
        6.00% 03/01/2017 - 12/01/2031                                869,555           873,326
        6.50% 08/01/2016 - 05/15/2032 **                           1,227,000         1,253,251
                                                                                --------------
                                                                                     2,126,577
                                                                                --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (5.2%)
        6.00% 04/01/2031 - 01/01/2032                              1,001,582           990,002
        6.50% 05/15/2032 **                                          500,000           506,090
                                                                                --------------
                                                                                     1,496,092
                                                                                --------------
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (6.8%)
        GNMA GTD. REMIC PASS THRU SECS.
        REMIC TR. 1999-14 CL. PE
        6.00% 11/20/2025                                             150,000           151,172
        FNMA GTD. REMIC PASS THRU CTF.
        REMIC TR. 1996-48 CL. C
        7.50% 12/25/2025                                             162,681           167,712

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT               VALUE
                                                           -----------------    --------------
U.S. GOVERNMENT SECURITIES (CONTINUED)
        REMIC TR. 2001-34 CL. AE
        6.00% 07/25/2029                                   $         310,000    $      305,302
        REMIC TR. 2001-56 CL. KD
        6.50% 07/25/2030                                             140,000           142,085
        FHLMC GNMA MULTICLASS MTG. PARTN. CTFS.
        GTD. SERIES 24 CL. J
        6.25% 11/25/2023                                             150,000           153,753
        FHLMC MULTICLASS MTG. PARTN. CTFS.
        GTD. SERIES 1558 CL. C
        6.50% 07/15/2023                                             750,000           780,924
        GTD. SERIES 2113 CL. MU
        6.50% 08/15/2027                                             260,000           264,386
                                                                                --------------
                                                                                     1,965,334
                                                                                --------------
 TOTAL U.S. GOVERNMENT SECURITIES
        (COST $12,710,405)                                                          12,925,876
                                                                                --------------

CORPORATE NOTES & BONDS (34.5%)
  INDUSTRIAL (16.1%)
        ALCAN, INC.
        7.25% 03/15/2031                                              75,000            79,156
        ALCOA, INC.
        6.75% 01/15/2028                                              75,000            75,650
        ALCOA, INC., SERIES B
        6.50% 06/15/2018                                             200,000           197,858
        AMERICAN HOME PRODUCTS CORP.
        6.25% 03/15/2006                                             150,000           157,023
        ANADARKO FINANCE CO., SERIES B
        7.50% 05/01/2031                                             150,000           156,990
        ANHEUSER-BUSCH COS., INC.
        5.75% 04/01/2010                                              50,000            49,538
        AOL TIME WARNER, INC.
        7.625% 04/15/2031                                             75,000            69,924
        BURLINGTON NORTHERN SANTE FE CORP.
        7.125% 12/15/2010                                            250,000           261,888
        CANADIAN NATIONAL RAILWAY CO.
                                 SERIES 1997-A2
        7.195% 01/02/2016                                             74,295            74,090
        CATERPILLAR FINANCIAL SERVICES CORP.
        6.875% 08/01/2004                                            200,000           211,600
        COCA-COLA ENTERPRISES, INC.
        6.95% 11/15/2026                                              60,000            61,492
        COMCAST CABLE COMMUNICATIONS, INC.
        6.375% 01/30/2006                                            250,000           249,013


                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                 AMOUNT             VALUE
                                                           -----------------    --------------
CORPORATE NOTES & BONDS (CONTINUED)
        CONOCO, INC.
        5.90% 04/15/2004                                   $         200,000    $      206,426
        DIAGEO CAPITAL PLC
        6.625% 06/24/2004                                             75,000            79,241
        DEVON FINANCING CORP. U.L.C.
        6.875 09/30/2011                                             110,000           111,596
        DOW CHEMICAL CO.
        7.375% 11/01/2029                                            250,000           258,015
        FEDERAL EXPRESS CORP. PASS THRU TRUST
                                 SERIES 1998-1B
        6.845% 01/15/2019                                            197,116           190,978
        HONEYWELL INTERNATIONAL, INC.
        7.50% 03/01/2010                                             300,000           326,959
        INTERNATIONAL PAPER CO.
        8.00% 07/08/2003                                             350,000           367,381
        6.75% 09/01/2011                                              75,000            76,239
        MCI WORLDCOM, INC.
        7.55% 04/01/2004                                              60,000            36,000
        MEADWESTVACO CORP.
        6.85% 04/01/2012                                             100,000           101,583
        PHILLIPS PETROLEUM CO.
        8.50% 05/25/2005                                             195,000           215,719
        SBC COMMUNICATIONS, INC.
        5.75% 05/02/2006                                             150,000           153,318
        TCI COMMUNICATIONS, INC.
        8.00% 08/01/2005                                             225,000           233,354
        TIME WARNER, INC.
        7.975% 08/15/2004                                             75,000            79,431
        TYCO INTERNATIONAL GROUP S.A.
        5.875% 11/01/2004                                            300,000           252,750
        UNITED TECHNOLOGIES CORP.
        6.50% 06/01/2009                                              40,000            41,695
        7.125% 11/15/2010                                            100,000           108,094
        VERIZON GLOBAL FUNDING CORP.
        7.25% 12/01/2010                                             150,000           150,489
                                                                                --------------
                                                                                     4,633,490
                                                                                --------------
  FINANCIAL (11.8%)
        BANK OF AMERICA CORP.
        5.875% 02/15/2009                                            100,000            99,482
        7.80% 02/15/2010                                             100,000           109,637
        CIT GROUP, INC.
        7.25% 08/15/2005                                             225,000           225,844
        CITIGROUP, INC.
        7.25% 10/01/2010                                             300,000           320,646

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT               VALUE
                                                           -----------------    --------------
CORPORATE NOTES & BONDS (CONTINUED)
        EQUITABLE COS., INC.
        9.00% 12/15/2004                                   $         405,000    $      448,554
        FIRST INDUSTRIAL L.P.
        7.15% 05/15/2027                                             200,000           200,216
        FORD MOTOR CREDIT CO.
        6.875% 02/01/2006                                            235,000           237,832
        7.375% 10/28/2009                                             25,000            25,196
        GENERAL ELECTRIC CAPITAL CORP.
        MEDIUM TERM NOTES, SERIES A
        5.875% 02/15/2012                                            150,000           147,447
        HEALTH CARE PROPERTY INVESTORS, INC.
        6.875% 06/08/2005                                            300,000           301,773
        HOUSEHOLD FINANCE CORP.
        6.40% 06/17/2008                                             300,000           299,358
        SIMON PROPERTY GROUP L.P.
        6.625% 06/15/2003                                             75,000            76,976
        US BANK N.A.
        6.375% 08/01/2011                                            325,000           329,212
        WACHOVIA CORP.
        4.95% 11/01/2006                                             275,000           272,783
        WASHINGTON MUTUAL, INC.
        5.625% 01/15/2007                                            200,000           200,678
        WELLS FARGO FINANCIAL, INC.
        7.60% 05/03/2005                                             100,000           108,365
                                                                                --------------
                                                                                     3,403,999
                                                                                --------------
  UTILITIES (4.9%)
        COASTAL CORP.
        7.625% 09/01/2008                                            150,000           154,416
        EL PASO CORP.
                                MEDIUM TERM NOTES
        7.75% 01/15/2032                                             100,000            99,780
        FPL GROUP CAPITAL, INC.
        6.125% 05/15/2007                                            200,000           202,250
        KINDER MORGAN ENERGY PARTNERS L.P.
        8.00% 03/15/2005                                             175,000           190,675
        PROGRESS ENERGY, INC.
        7.75% 03/01/2031                                             100,000           105,895
        QWEST CAPITAL FUNDING, INC.
        6.25% 07/15/2005                                             150,000           118,313
        SPRINT CAPITAL CORP.
        6.00% 01/15/2007                                             150,000           137,348
        TXU EASTERN FUNDING CO.
        6.45% 05/15/2005                                             275,000           281,791

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT               VALUE
                                                           -----------------    --------------
CORPORATE NOTES & BONDS (CONTINUED)
        TEXAS EASTERN TRANSMISSION CORP.
        7.30% 12/01/2010                                   $         100,000    $      106,011
                                                                                --------------
                                                                                     1,396,479
                                                                                --------------
  INTERNATIONAL (1.7%)
        BRITISH COLUMBIA PROVINCE
        5.375% 10/29/2008                                             80,000            80,635
                                ONTARIO PROVINCE
        6.00% 02/21/2006                                             100,000           104,863
                                 QUEBEC PROVINCE
        6.50% 01/17/2006                                              95,000           100,947
        7.125% 02/09/2024                                            200,000           210,440
                                                                                --------------
                                                                                       496,885
                                                                                --------------
 TOTAL CORPORATE NOTES AND BONDS
        (COST $9,849,923)                                                            9,930,853
                                                                                --------------

OTHER SECURITIZED LOANS (16.4%)
  ASSET BACKED SECURITIES (8.4%)
        AMERICREDIT AUTOMOBILE RECEIVABLES TRUST
        SERIES 2000-1 CL. B
        7.16% 09/05/2005                                             450,000           474,798
        IMC HOME EQUITY LOAN TRUST
        SERIES 1997-3 CL. A6
        7.52% 08/20/2028                                              40,000            42,477
        MERIT SECURITIES CORP.
        SERIES 13 CL. A4
        7.88% 12/28/2033                                           1,050,000         1,112,061
        NEW CENTURY HOME EQUITY LOAN TRUST
        SERIES 1999-NCA CL. A7
        7.32% 07/25/2029                                              31,942            33,690
        SALOMON BROTHERS MORTGAGE SECURITIES VII, INC.
        SERIES 1998-AQ1 CL. A4
        6.74% 06/25/2028                                             561,052           576,856
        WIMLT SERIES 1997-2  CL. A5
        7.255% 05/25/2028                                            157,036           164,945
                                                                                --------------
                                                                                     2,404,827
                                                                                --------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (6.8%)
        FIRST NATIONWIDE TRUST
        SERIES 2000-1 CL. 2A3
        8.00% 10/25/2030                                             339,015           361,254
        PNC MORTGAGE SECURITIES CORP.
        SERIES 1998-12 CL. 4A4
        6.50% 01/25/2029                                             159,605           163,810

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT               VALUE
                                                           -----------------    --------------
OTHER SECURITIZED LOANS (CONTINUED)
        RESIDENTIAL ASSET SECURITIZATION TRUST
        SERIES 1999-A1 CL. A1
        6.75% 03/25/2029                                   $         531,602    $      544,267
        SERIES 2002-A1 CL. A4
        6.59% 01/25/2030                                              70,000            69,689
        STRUCTURED ASSET SECURITIES CORP.
        SERIES 1999-ALS2 CL. A2
        6.75% 07/25/2029                                             402,313           413,371
        SERIES 2001-2 CL. 1A1
        6.50% 03/25/2031                                             395,693           405,251
                                                                                --------------
                                                                                     1,957,642
                                                                                --------------
  COMMERCIAL MORTGAGE BACKED SECURITIES (1.2%)
     #  GMAC COMMERCIAL MORTGAGE ASSET CORP. (144A)
        SERIES 2001-FLAA CL. B1
        2.36% 6/15/2013                                              251,999           251,064
        NATIONSLINK FUNDING CORP.
        SERIES 1999-SL CL. A5
        6.888% 11/10/2030                                             90,000            95,798
                                                                                --------------
                                                                                       346,862
                                                                                --------------
 TOTAL OTHER SECURITIZED LOANS
        (COST $4,595,523)                                                            4,709,331
                                                                                --------------

REPURCHASE AGREEMENTS (7.5%)
        J.P. MORGAN SECURITIES, INC.
         1.70% DATED 04/30/2002,
         DUE 05/01/2002 IN THE
         AMOUNT OF  $1,084,510.
         COLLATERALIZED 102% BY U.S. TREASURY BILLS
         DUE 06/20/2002 TO 10/17/2002                              1,084,459         1,084,459
        MERRILL LYNCH *
         1.75% DATED 04/30/2002,
         DUE 05/01/2002 IN THE
         AMOUNT OF  $1,079,052.
         COLLATERALIZED 102% BY U.S. TREASURY STRIPS
         DUE 11/15/2013 TO 11/15/2028                              1,079,000         1,079,000
                                                                                --------------
 TOTAL REPURCHASE AGREEMENTS
        (COST $2,163,459)                                                            2,163,459
                                                                                --------------

TOTAL INVESTMENTS (103.4%)
 (COST $29,319,310)                                                                 29,729,519

OTHER ASSETS LESS LIABILITIES (3.4%)                                                  (968,156)
                                                                                --------------

NET ASSETS (100.0%)                                                             $   28,761,363
                                                                                ==============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

FUTURES CONTRACTS:

        PURCHASED                  EXPIRES    CONTRACTS   VALUE    DEPRECIATION
        ------------------------------------------------------------------------
        LONG- U.S. TREASURY BOND   JUNE 2002      4    $  409,250      (844)
                                                       ==========     ==========

# Variable rate security - the rate reported is the current rate in effect.
* A portion of this security was segregated at the custodian to cover a when-issued security or futures contract.
** Security purchased on a when-issued basis.














                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
APRIL 30, 2002

                                                               PRINCIPAL
                                                                AMOUNT              VALUE
                                                           -----------------    --------------
CORPORATE NOTES & BONDS (91.3%)
  AUTOMOTIVE/AUTO PARTS (4.1%)
       AMERICAN AXLE & MANUFACTURING, INC.
       SENIOR SUBORDINATED NOTES
       9.75% 03/01/2009                                    $       7,750,000    $    8,331,250
       LEAR CORP.
       SENIOR NOTES, SERIES B
       7.96% 05/15/2005                                            7,800,000         8,091,143
                                                                                --------------
                                                                                    16,422,393
                                                                                --------------
  BROADCASTING (0.5%)
       RADIO ONE, INC.
       SENIOR SUBORDINATED NOTES, SERIES B
       8.875% 07/01/2011                                           2,000,000         2,090,000
                                                                                --------------

  CABLE TV (10.8%)
       ADELPHIA COMMUNICATIONS CORP.
       SENIOR DISCOUNT NOTES
       0.00% 03/15/2003                                            8,135,000         7,158,800
       ADELPHIA COMMUNICATIONS CORP.
       SENIOR NOTES, SERIES B
       10.50% 07/15/2004                                             600,000           522,000
       ADELPHIA COMMUNICATIONS CORP.
       SENIOR NOTES
       9.50% 03/01/2005                                            1,000,000           890,000
       8.875% 01/15/2007                                             500,000           440,000
       CHARTER COMMUNICATIONS HOLDINGS L.L.C./CHARTER
       COMMUNICATIONS HOLDINGS CAPITAL CORP.
       SENIOR NOTES
       8.25% 04/01/2007                                            1,500,000         1,338,750
       10.75% 10/01/2009                                           6,450,000         6,304,875
       CHARTER COMMUNICATIONS HOLDINGS L.L.C./CHARTER
       COMMUNICATIONS HOLDINGS CAPITAL CORP. (144A)
       SENIOR NOTES
       9.625% 11/15/2009                                           1,000,000           935,000
       CHARTER COMMUNICATIONS HOLDINGS L.L.C./CHARTER
       COMMUNICATIONS HOLDINGS CAPITAL CORP.
       SENIOR DISCOUNT NOTES
       0.00% TO 01/15/2005 THEN 11.75% TO 01/15/2010                 250,000           170,000
       CSC HOLDINGS, INC.
       SENIOR NOTES
       7.875% 12/15/2007                                           7,900,000         7,796,668
       CSC HOLDINGS, INC.
       SENIOR DEBENTURES, SERIES B
       8.125% 08/15/2009                                           1,000,000           972,220

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT               VALUE
                                                           -----------------    --------------
CORPORATE NOTES & BONDS (CONTINUED)
       MEDIACOM L.L.C./MEDIACOM CAPITAL CORP.
       SENIOR NOTES
       7.875% 02/15/2011                                   $       5,500,000    $    5,280,000
       9.50% 01/15/2013                                            3,000,000         3,000,000
       ROGERS CABLE, INC. (144A)
       NOTES
       7.875 05/01/2012                                            3,000,000         3,027,183
       ROGERS COMMUNICATIONS, INC.
       SENIOR NOTES
       8.875% 07/15/2007                                           5,000,000         5,000,000
                                                                                --------------
                                                                                    42,835,496
                                                                                --------------
  CAPITAL GOODS (3.5%)
       TYCO INTERNATIONAL GROUP S.A.
       NOTES
       5.80% 08/01/2006                                            8,000,000         6,660,000
       UNITED RENTALS, INC.
       SENIOR SUBORDINATED NOTES, SERIES B
       9.50% 06/01/2008                                            2,500,000         2,581,250
       8.80% 08/15/2008                                            3,500,000         3,535,000
       UNITED RENTALS, INC.
       SENIOR NOTES, SERIES B
       9.25% 01/15/2009                                            1,250,000         1,287,500
                                                                                --------------
                                                                                    14,063,750
                                                                                --------------
  CONSUMER PRODUCTS (6.1%)
       HASBRO, INC.
       SENIOR NOTES
       8.50% 03/15/2006                                            5,535,000         5,701,050
       HASBRO, INC.
       NOTES
       6.15% 07/15/2008                                            1,000,000           910,000
       PENNZOIL-QUAKER STATE CO. (144A)
       SENIOR NOTES
       10.00% 11/01/2008                                           7,500,000         8,803,125
       SCOTTS CO., THE
       SENIOR SUBORDINATED NOTES
       8.625% 01/15/2009                                           8,450,000         8,703,500
                                                                                --------------
                                                                                    24,117,675
                                                                                --------------
  DIVERSIFIED MEDIA (4.6%)
       FOX/LIBERTY NETWORKS L.L.C.
       SENIOR NOTES
       8.875% 08/15/2007                                           8,975,000         9,244,250



                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT               VALUE
                                                           -----------------    --------------
CORPORATE NOTES & BONDS (CONTINUED)
       LAMAR MEDIA CORP.
       SENIOR SUBORDINATED NOTES
       9.625% 12/01/2006                                   $       7,660,000    $    8,033,425
       8.625% 09/15/2007                                           1,000,000         1,042,500
                                                                                --------------
                                                                                    18,320,175
                                                                                --------------
  ELECTRIC (2.8%)
       AES CORP.
       NOTES
       8.75% 06/15/2008                                            2,000,000         1,680,000
       AES CORP.
       SENIOR NOTES
       9.50% 06/01/2009                                            1,450,000         1,239,750
       8.875% 02/15/2011                                             550,000           448,250
       CALPINE CORP.
       SENIOR NOTES
       8.25% 08/15/2005                                            1,000,000           890,000
       7.625% 04/15/2006                                           4,000,000         3,440,000
       10.50% 05/15/2006                                           1,000,000           890,837
       8.75% 07/15/2007                                            3,000,000         2,535,000
                                                                                --------------
                                                                                    11,123,837
                                                                                --------------
  ENERGY (5.1%)
       EL PASO ENERGY PARTNERS L.P.
       SENIOR SUBORDINATED NOTES, SERIES B
       8.50% 06/01/2011                                            2,700,000         2,794,500
       PRIDE INTERNATIONAL, INC.
       SENIOR NOTES
       9.375% 05/01/2007                                           4,000,000         4,170,000
       10.00% 06/01/2009                                           3,975,000         4,342,688
       VINTAGE PETROLEUM, INC.
       SENIOR SUBORDINATED NOTES
       9.00% 12/15/2005                                            5,500,000         5,555,000
       9.75% 06/30/2009                                            2,250,000         2,306,250
       XTO ENERGY, INC.
       SENIOR NOTES
       7.50% 04/15/2012                                            1,000,000         1,012,500
                                                                                --------------
                                                                                    20,180,938
                                                                                --------------
  ENVIRONMENTAL (2.4%)
       ALLIED WASTE NORTH AMERICA, INC.
       SENIOR SUBORDINATED NOTES, SERIES B
       10.00% 08/01/2009                                           9,200,000         9,453,000
                                                                                --------------

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                           -----------------    --------------
CORPORATE NOTES & BONDS (CONTINUED)
  FOOD & DRUG RETAIL (5.7%)
       COTT BEVERAGES, INC. (144A)
       SENIOR SUBORDINATED NOTES
       8.00% 12/15/2011                                    $       7,750,000    $    7,924,375
       GREAT ATLANTIC & PACIFIC TEA CO., INC., THE
       NOTES
       7.75% 04/15/2007                                            6,675,000         6,608,250
       GREAT ATLANTIC & PACIFIC TEA CO., INC., THE
       SENIOR NOTES
       9.125% 12/15/2011                                           2,850,000         3,013,875
       WINN-DIXIE STORES, INC.
       SENIOR NOTES
       8.875% 04/01/2008                                           4,775,000         4,894,375
                                                                                --------------
                                                                                    22,440,875
                                                                                --------------
  GAMING (7.6%)
       HARRAHS OPERATING CO., INC.
       SENIOR SUBORDINATED NOTES
       7.875% 12/15/2005                                           8,200,000         8,497,250
       INTENATIONAL GAME TECHNOLOGY
       SENIOR NOTES
       8.375% 05/15/2009                                           1,200,000         1,266,000
       7.875% 05/15/2004                                           3,450,000         3,588,000
       PARK PLACE ENTERTAINMENT CORP.
       SENIOR SUBORDINATED NOTES
       9.375% 02/15/2007                                           8,500,000         9,116,250
       STATION CASINOS, INC.
       SENIOR SUBORDINATED NOTES
       9.75% 04/15/2007                                            3,700,000         3,829,500
       8.875% 12/01/2008                                           3,500,000         3,609,375
                                                                                --------------
                                                                                    29,906,375
                                                                                --------------
  HEALTHCARE (9.8%)
       ADVANCEPCS
       SENIOR NOTES
       8.50% 04/01/2008                                            5,500,000         5,830,000
       AMERISOURCEBERGEN CORP.
       SENIOR NOTES
       8.125% 09/01/2008                                           5,700,000         6,006,375
       HCA-THE HEALTHCARE CO.
       NOTES
       6.91% 06/15/2005                                            6,000,000         6,169,020
       OMNICARE, INC.
       SENIOR SUBORDINATED NOTES, SERIES B
       8.125% 03/15/2011                                           7,000,000         7,385,000

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT             VALUE
                                                           -----------------    --------------
CORPORATE NOTES & BONDS (CONTINUED)
       SELECT MEDICAL CORP.
       SENIOR SUBORDINATED NOTES
       9.50% 06/15/2009                                    $       6,950,000    $    7,158,500
       TRIAD HOSPITALS, INC.
       SENIOR NOTES, SERIES B
       8.75% 05/01/2009                                            5,750,000         6,123,750
                                                                                --------------
                                                                                    38,672,645
                                                                                --------------
  HOMEBUILDERS (4.1%)
       KB HOME
       SENIOR SUBORDINATED NOTES
       8.625% 12/15/2008                                           7,000,000         7,192,500
       TOLL CORP.
       SENIOR SUBORDINATED NOTES
       7.75% 09/15/2007                                            7,200,000         7,155,000
       8.125% 02/01/2009                                             875,000           883,750
       8.00% 05/01/2009                                              950,000           945,250
                                                                                --------------
                                                                                    16,176,500
                                                                                --------------
  HOTELS (5.6%)
       EXTENDED STAY AMERICA, INC.
       SENIOR SUBORDINATED NOTES
       9.875% 06/15/2011                                           7,500,000         7,912,500
       MERISTAR HOSPITALITY CORP.
       SENIOR NOTES
       9.00% 01/15/2008                                            8,000,000         8,200,000
       STARWOOD HOTELS & RESORTS WORLDWIDE, INC. (144A)
       NOTES
       7.875% 05/01/2012                                           6,000,000         6,052,500
                                                                                --------------
                                                                                    22,165,000
                                                                                --------------
  LEISURE (2.3%)
       SIX FLAGS, INC.
       SENIOR NOTES
       9.75% 06/15/2007                                            4,475,000         4,721,125
       9.50% 02/01/2009                                            1,250,000         1,312,500
       SIX FLAGS, INC.
       SENIOR DISCOUNT NOTES
       0.00% TO 04/01/2003 THEN 10.00% TO 04/01/2008               3,000,000         2,955,000
                                                                                --------------
                                                                                     8,988,625
                                                                                --------------
  NON-FOOD & DRUG RETAIL (1.7%)
       UNITED STATIONERS SUPPLY CO.
       SENIOR SUBORDINATED NOTES
       8.375% 04/15/2008                                           6,400,000         6,424,000
                                                                                --------------

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT              VALUE
                                                           -----------------    --------------
CORPORATE NOTES & BONDS (CONTINUED)
  PACKAGING (4.3%)
       BALL CORP.
       SENIOR NOTES
       7.75% 08/01/2006                                    $       2,450,000    $    2,560,250
       BALL CORP.
       SENIOR SUBORDINATED NOTES
       8.25% 08/01/2008                                            5,740,000         5,940,900
       SILGAN HOLDINGS, INC.
       SENIOR SUBORDINATED DEBENTURES
       9.00% 06/01/2009                                            6,290,000         6,478,700
       SILGAN HOLDINGS, INC. (144A)
       SENIOR SUBORDINATED DEBENTURES
       9.00% 06/01/2009                                            2,000,000         2,060,000
                                                                                --------------
                                                                                    17,039,850
                                                                                --------------
  REAL ESTATE INVESTMENT TRUST (2.0%)
       HEALTH CARE REIT, INC.
       SENIOR NOTES
       7.50% 08/15/2007                                            7,950,000         7,996,889
                                                                                --------------

  RESTAURANTS (2.5%)
       TRICON GLOBAL RESTAURANTS, INC.
       SENIOR NOTES
       7.45% 05/15/2005                                            4,500,000         4,567,500
       8.50% 04/15/2006                                            5,000,000         5,200,000
                                                                                --------------
                                                                                     9,767,500
                                                                                --------------
  SERVICES (1.7%)
       IRON MOUNTAIN, INC.
       SENIOR SUBORDINATED NOTES
       8.75% 09/30/2009                                            1,100,000         1,133,000
       IRON MOUNTAIN, INC.
       SENIOR UNSECURED NOTES
       8.625% 04/01/2013                                           1,300,000         1,352,000
       PIERCE LEAHY CORP.
       SENIOR SUBORDINATED NOTES
       9.125% 07/15/2007                                           4,000,000         4,160,000
                                                                                --------------
                                                                                     6,645,000
                                                                                --------------
  SHIPPING (2.2%)
       TEEKAY SHIPPING CORP.
       SENIOR NOTES
       8.875% 07/15/2011                                           8,275,000         8,688,750
                                                                                --------------

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                           -----------------    --------------
CORPORATE NOTES & BONDS (CONTINUED)
  TELECOMMUNICATIONS (1.7%)
       CROWN CASTLE INTERNATIONAL CORP.
       SENIOR NOTES
       10.75% 08/01/2011                                   $       7,450,000    $    6,742,250
                                                                                --------------
  TEXTILES/APPAREL (0.2%)
       RUSSELL CORP. (144A)
       BONDS
       9.25% 05/01/2010                                              750,000           776,250
                                                                                --------------

 TOTAL CORPORATE NOTES & BONDS
       (COST $353,820,374)                                                         361,037,773
                                                                                --------------

REPURCHASE AGREEMENTS (6.8%)
       J.P. MORGAN SECURITIES, INC.
        1.70% DATED 04/30/2002,
        DUE 05/01/2002 IN THE
        AMOUNT OF  $19,497,248.
        COLLATERALIZED 102% BY U.S. TREASURY BILLS
        DUE 06/20/2002 TO 10/17/2002                              19,496,339        19,496,339
       MERRILL LYNCH
        1.75% DATED 04/30/2002,
        DUE 05/01/2002 IN THE
        AMOUNT OF  $7,200,345.
        COLLATERALIZED 102% BY U.S. TREASURY STRIPS
        DUE 11/15/2013 TO 11/15/2028                               7,200,000         7,200,000
                                                                                --------------
 TOTAL REPURCHASE AGREEMENTS
       (COST $26,696,339)                                                           26,696,339
                                                                                --------------

TOTAL INVESTMENTS (98.1%)
 (COST $380,516,713)                                                               387,734,112

OTHER ASSETS LESS LIABILITIES (1.9%)                                                 7,822,757
                                                                                --------------

NET ASSETS (100.0%)                                                             $  395,556,869
                                                                                ==============






                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          Portfolios of CMC Fund Trust
                STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
--------------------------------------------------------------------------------
April 30, 2002
(In thousands except Net Asset Value)

                                                                                CMC                        CMC
                                                                            Fixed Income                High Yield
                                                                          Securities Fund                  Fund
                                                                       -----------------------    -----------------------
ASSETS:

  Investments at identified cost  ...................................      $      29,319              $      380,517

  Investments at identified cost - federal income tax purposes  .....      $      29,345              $      380,624
---------------------------------------------------------------------       ------------               -------------
  Investments at value...............................................      $      29,730              $      387,734

Cash.................................................................                  -                       1,000
  Receivable for:
    Interest.........................................................                321                       8,458
    Investments sold.................................................                105                       3,365
    Capital stock sold...............................................                  -                          11
    Expense reimbursement............................................                  7                           -
                                                                            ------------               -------------
  Total assets.......................................................             30,163                     400,568
                                                                            ------------               -------------

LIABILITIES:
  Payable for:
    Investments purchased.............................................             1,337                       4,367
    Dividends ........................................................                 -                         256
    Litigation .......................................................                 -                         205
    Due to custodian..................................................                37                           -
    Investment management fee ........................................                 8                         126
    Accrued expenses .................................................                20                          57
                                                                            ------------               -------------
   Total liabilities..................................................             1,402                       5,011
                                                                            ------------               -------------


NET ASSETS............................................................     $      28,761              $      395,557
                                                                            ============               =============

NET ASSETS consist of:
    Paid-in capital..................................................      $      28,336              $      432,683
    Undistributed income (accumulated net investment loss)...........                (29)                         80
    Undistributed net realized gain (accumulated losses) from:
     Investment transactions.........................................                 41                     (44,423
     Futures contracts...............................................                  3                           -
    Unrealized appreciation (depreciation) on:
     Investments.....................................................                411                       7,217
     Futures contracts...............................................                 (1)                          -
                                                                            ------------               -------------
NET ASSETS...........................................................      $      28,761              $      395,557
                                                                            ============               =============


Shares of capital stock outstanding..................................              2,772                      48,711
                                                                            ============               =============

Net asset value, offering and redemption price per share.............      $       10.38              $         8.12
                                                                            ============               =============



                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          Portfolios of CMC Fund Trust
                      STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------
For the six months ended April 30, 2002
(In thousands)

                                                                               CMC                        CMC
                                                                            Fixed Income                High Yield
                                                                          Securities Fund                  Fund
                                                                      -----------------------    -------------------
INVESTMENT INCOME:
        Interest income .........................................          $         825              $       15,929
                                                                      -----------------------    -------------------

        Expenses:
           Investment management fees ............................                    49                         741
           Legal, insurance and audit fees........................                    17                          61
           Transfer agent fees....................................                     9                           9
           Custodian fees.........................................                     2                           9
           Registration and filing fees...........................                     -                           5
           Trustees'fees..........................................                     -                           5
           Other expenses ........................................                     2                           5
                                                                            ------------               -------------
              Total expenses                                                          79                         835

           Expenses reimbursed by investment adviser .............                   (23)                          -
                                                                            ------------               -------------
              Net expenses                                                            56                         835
                                                                            ------------               -------------
      Net investment income .......................................                  769                      15,094
                                                                            ------------               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS:
      Net realized gain (loss) from:
           Investment transactions.................................                   94                      (6,242)
           Futures contracts.......................................                  (24)                          -
                                                                            ------------               -------------
            Net realized gain (loss)...............................                   70                      (6,242)
                                                                            ------------               -------------

      Change in net unrealized appreciation or depreciation on:
           Investments ............................................                 (882)                      5,138
           Futures contracts.......................................                  (23)                          -
                                                                            ------------               -------------
            Change in net unrealized appreciation or depreciation..                 (905)                      5,138
                                                                            ------------               -------------
            Net realized and unrealized gain (loss) on investments.                 (835)                     (1,104)
                                                                            ------------               -------------

NET INCREASE (DECREASE) RESULTING FROM OPERATIONS..................        $         (66)             $       13,990
                                                                            ============               =============


                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          Portfolios of CMC Fund Trust
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                             CMC Fixed Income Securities Fund              CMC High Yield Fund
                                                            --------------------------------    ------------------------------------
                                                              Six Months                             Six Months
                                                                Ended                                  Ended
                                                            April 30, 2002     Year Ended         April 30, 2002      Year Ended
                                                             (Unaudited)    October 31, 2001       (Unaudited)     October 31, 2001
                                                            --------------   ---------------    ---------------    ----------------
Operations:
      Net investment income .............................     $      769       $     1,381         $    15,094       $     31,586
      Net realized gain (loss) from:
             Investment transactions.....................             94               309              (6,242)           (24,291)
             Future contracts............................            (24)               27                   -                  -
      Change in net unrealized appreciation or
        depreciation on:
             Investments.................................           (882)            1,290               5,138              17,087
             Future constracts...........................            (23)               22                                       -
                                                            --------------   ---------------    ---------------    ----------------

      Net increase (decrease) resulting from operations...           (66)            3,029              13,990             24,382

Distributions to shareholders:
      From net investment income .........................          (798)           (1,381)            (15,014)           (31,586)
      From net realized gain from
        investment transactions...........................          (362)               (4)                  -                  -


Net capital share transactions ...........................         1,213            16,264              47,602             36,198
                                                            --------------   ---------------    ---------------    ----------------

Net increase (decrease) in net assets.....................           (13)           17,908              46,578             28,994

NET ASSETS:
      Beginning of period ................................        28,774            10,866             348,979            319,985
                                                            --------------   ---------------    ---------------    ----------------

      End of period ......................................        28,761            28,774             395,557            348,979
                                                            ==============   ===============    =================    ==============

 Undistributed net investment income (loss)
  at end of period........................................    $     (29)       $          -           $         80        $
                                                            ==============   ===============    =================    ==============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.  Significant accounting policies:

CMC Fixed Income Securities Fund and CMC High Yield Fund (the Funds) are portfolios of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust has established six other portfolios, CMC Small Cap Fund, CMC International Stock Fund, CMC Small/Mid Cap Fund, CMC Strategic Equity Fund, CMC Short Term Bond Fund and CMC International Bond Fund, which are not included in these financial statements. The CMC International Bond Fund is not yet operational. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. Following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by each Fund in the preparation of its financial statements.

Investment valuation. Portfolio securities are valued based on market value as quoted by dealers who are market makers in these securities, by independent pricing services, or by the adviser using a methodology approved by the Board of Trustees. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost, which approximates market value. Investment securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements. The Funds may engage in repurchase agreement transactions. The Funds, through the custodian, receive delivery of underlying securities collateralizing repurchase agreements. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Financial futures contracts. The CMC Fixed Income Securities Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes the realized gain or loss when the contract is closed. The underlying value of open futures contracts are shown on the schedule of investments under the caption "Futures Contracts".

Investment transactions. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Securities purchased on a when-issued or forward-delivery basis may settle a month or more after trade date; interest income is not accrued until settlement date. Each Fund segregates liquid assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments until settlement date.

Investment income and expenses. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis and each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses incurred on behalf of the Trust and its underlying portfolios.

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
1.       Significant accounting policies (continued):

Use of estimates. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and distributions to shareholders. Dividends from net investment income are declared daily and paid monthly. Distributions from any net realized gains are generally declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Additional distributions of net investment income and capital gains by the Funds may be made at the discretion of the Board of Trustees.

Federal income taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner that results in no tax to the Fund. Therefore, no federal income or excise tax provision is required.

Premium and discount amortization/paydown gains-losses. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Funds to amortize premium and discount on all fixed-income securities and classify gains and losses realized on prepayments received on mortgage-backed securities (paydown gains and losses) previously included in realized gain/loss as part of interest income. Upon initial adoption, the Funds adjusted the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation on investments and undistributed income. Adoption of these accounting principles does not affect the Funds' net asset value or distributions, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The cumulative effect of this accounting change is as follows:

                                    As of
                              November 1, 2001                          For the six months ended April 30, 2002
                            ----------------------    -----------------------------------------------------------------------------
                             Cost of Investments      Cost of Investments     Net Investment    Net Unrealized     Net Realized
                                                                                  Income          Gain (Loss)          Gains
                            ----------------------    --------------------- ------------------- ---------------- ------------------
Increase (decrease):
Fixed Income Securities           ($28,173)                ($28,173)            ($40,210)           $23,113           $17,097
High Yield                       ($549,263)                ($549,263)           ($224,581)         ($96,194)         $320,775

Other. The High Yield Fund invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than other investment grade holdings. These securities are often subordinated to the prior claim of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments. As of April 30, 2002, the credit rating of securities held by the High Yield Fund's portfolio (less short term investments) was as follows: Baa (3%), Ba (52%), or B (45%), by Moody's Investor Services, Inc.

The High Yield Fund previously held Flooring America, Inc., 12.75% Senior Subordinate Notes, Series B, due 10/15/2002. Flooring America filed a bankruptcy petition for reorganization on June 15, 2000. Prior to the bankruptcy petition the Fund received payments for interest and a partial tender of the Bonds. Flooring America filed a petition for return of these payments. On April 30, 2002, the Fund reached settlement with Flooring America and has agreed to return a portion of the interest payments and partial tender of the bonds. This settlement had no material impact to the Fund.

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

2. Transactions with affiliates and related parties:

The amounts of fees and expenses described below are shown on each Fund's statement of operations.

The investment adviser of the Funds is Columbia Management Co. (CMC). CMC is an indirect wholly owned subsidiary of FleetBoston Financial Corporation (Fleet), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956.

Investment management fees were paid by each Fund monthly to CMC. The Funds' fees are based on an annual rate of average daily net assets of 0.35 of 1% for the Fixed Income Securities Fund and 0.40 of 1% for the High Yield Fund.

For the fiscal period September 1, 2000 through October 31, 2000 and the years ending October 31, 2001 and 2002, CMC has contractually agreed to reimburse ordinary expenses of the Fixed Income Securities Fund, to the extent that these expenses, together with the advisory fee exceed 0.40% of the Fund's average daily net assets.

Trustees' fees and expenses were paid directly by each Fund to trustees having no affiliation with the Funds other than their capacity as trustees. Other officers and trustees received no compensation from the Funds.

The transfer agent for the Fund is Columbia Trust Company (CTC), an affiliate of CMC and indirect wholly owned subsidiary of Fleet. CTC is compensated based on a per account fee or minimum of $1,500 per month.


3.  Federal income tax:

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, deferral of losses from wash sales, and discount accretion/premium amortization on debt securities. As of October 31, 2001, the High Yield Fund had unused capital loss carryforwards of $38,074,397 that expire in 2007, 2008 and 2009. As of April 30, 2002, the unrealized appreciation (depreciation) excluding short term investments were as follows:

                                                           Unrealized                 Unrealized                 Net
                                                          Appreciation              (Depreciation)          Appreciation
                                                   --------------------------    --------------------     -----------------
 CMC Fixed Income Securities Fund...............   $         550,080             $      (165,868)          $     384,212
 CMC High Yield Fund............................   $      12,184,193             $    (5,073,889)          $   7,110,304


--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

4.  Investment transactions:
During the six months ended April 30, 2002, purchases, sales, and net realized gains of long-term securities, were as follows:

                                                                                   CMC Fixed Income        CMC High Yield
                                                                                   Securities Fund              Fund
                                                                                 --------------------     -----------------
Purchases:
  Investment securities other than U.S. Government obligations.............        $     5,943,182         $  107,099,002
  U.S. Government obligations..............................................             11,891,126                      -
                                                                                 --------------------     -----------------
        Total purchases....................................................             17,834,308            107,099,002
                                                                                 ====================     =================

Sales and Maturities:
  Investment securities other than U.S. Government obligations.............        $     6,309,665         $   81,392,377
  U.S. Government obligations..............................................             11,270,055                      -
                                                                                 --------------------     -----------------
        Total sales and maturities.........................................        $    17,579,720         $   81,392,377
                                                                                 ====================     =================

Net Realized Gain (Loss):
  Investment securities other than U.S. Government obligations..............       $        57,482         $   (3,879,354)
  U.S. Government obligations...............................................                 4,036                      -
                                                                                 --------------------     -----------------
        Total net realized gain (loss)......................................       $        61,518         $   (3,879,354)
                                                                                 ====================     =================

5.  Capital stock activity:

At April 30, 2002 each Fund had 100 million shares of no par value capital stock authorized. Transactions of capital shares were as follows:

                                                     CMC Fixed Income Securities Fund                  CMC High Yield Fund
                                                  -------------------------------------------   ------------------------------------
                                                      Six Months               September 1 *       Six Months            Year
                                                        Ended                     through            Ended               Ended
                                                   April 30, 2002            October 31, 2001    April 30, 2002     October 31, 2001
                                                  ----------------------    -----------------   -----------------   ----------------
  Shares:
     Shares sold.................................          137,151                2,052,574           9,929,155         12,295,392
     Shares issued for reinvestment
       of dividends..............................          111,274                  132,329           1,629,389          3,395,836
                                                  ----------------------    -----------------   -----------------   ----------------
                                                           248,425                2,184,903          11,558,544         15,691,228
     Less shares redeemed........................         (132,205)                (613,799)         (5,737,587)       (11,374,544)
                                                  ----------------------    -----------------   -----------------   ----------------

     Net increase in shares......................          116,220                1,571,104           5,820,957          4,316,684
                                                  ======================    =================   =================   ================

  Amounts:
     Sales....................................... $      1,448,198            $  21,268,948      $   81,361,995      $ 101,372,083
     Reinvestment of dividends...................        1,155,772                1,384,688          13,295,284         28,167,501
                                                  ----------------------    -----------------   -----------------   ----------------
                                                         2,603,970               22,653,636          94,657,279        129,539,584
     Less redemptions............................       (1,391,381)              (6,389,931)        (47,055,576)       (93,341,148)
                                                  ----------------------    -----------------   -----------------   ----------------
     Net increase ............................... $      1,212,589            $  16,263,705      $   47,601,703      $  36,198,436

     * From inception of operations.

                            CMC SHORT TERM BOND FUND

                          A Portfolio of CMC Fund Trust















                               SEMI-ANNUAL REPORT
                                   (Unaudited)



                                 April 30, 2002
















               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                   Six
                                                                  Months                                             February 2,
                                                                  Ended              Year Ended October 31,             to
                                                             April 30, 2002    ----------------------------------   October 31,
                                                             (Unaudited)(2)       2001       2000       1999           1998  (1)(2)
                                                            ----------------   ---------  ---------   -----------  ----------


Net asset value, beginning of period.....................    $        12.41     $  11.73  $   11.72 $    12.09     $   12.00
                                                            ----------------   ---------  ---------   -----------  ----------
Income from investment operations:
     Net investment income...............................              0.29         0.76       0.77       0.72          0.54
     Net realized and unrealized gains (losses)
       on investments....................................             (0.25)        0.68       0.01      (0.37)         0.09
                                                            ----------------   ---------  ---------   -----------  ----------
            Total from investment operations.............              0.04         1.44       0.78       0.35          0.63
                                                            ----------------   ---------  ---------   -----------  ----------

Less distributions:
      Dividends from net investment income...............             (0.31)       (0.76      (0.77      (0.72)        (0.54)
      Distributions from net capital gains...............                 -            -          -      (0.00) *          -
                                                            ----------------   ---------  ---------   -----------  ----------
            Total distributions..........................             (0.31)       (0.76      (0.77      (0.72)        (0.54)
                                                            ----------------   ---------  ---------   -----------  ----------

Net asset value, end of period...........................    $        12.14     $  12.41   $  11.73 $    11.72      $  12.09
                                                            ================   =========  =========   ===========  ==========

Total return.............................................             0.31% (3)   12.62%      6.92%      2.96%         5.38%  (3)

Ratios/Supplemental data
Net assets, end of period (in thousands).................    $      159,350     $ 89,791   $ 82,809 $  144,821        42,692
Ratio of expenses to average net assets(4)...............             0.25%        0.25%      0.25%      0.25%         0.25%
Ratio of expenses to average net assets
 before contractual reimbursement (4)....................             0.32%        0.33%      0.33%      0.32%         0.38%
Ratio of net income to average net assets (5) ...........             4.78%        6.27%      6.56%      6.22%         5.97%
Portfolio turnover rate..................................              143%          82%        86%       128%          132%

(1)     From inception of operations.
(2)     Ratios and portfolio turnover rates are annualized.
(3)     Not annualized.
(4) The investment adviser has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the Fund's advisory fee, exceed 0.25% of the Fund's average net assets. Expenses do not include an administrative fee paid to the adviser by each shareholder in an amount, ranging between 0.05% and 0.20%, depending upon the size of the account.
(5) As disclosed in detail in Note 1 to these financial statements, effective November 1, 2001, the Fund began amortizing premium and accreting discount on all debt securities and classifying gains and losses realized on prepayments received on mortgage-backed securities previously included in realized gains/loss as part of interest income. For the six months ended April 30, 2002, the impact of this change on investment income per unit and ratio of investment income to average net assets is $(0.02) and (0.30)%, respectively.

* Amount represents less than $0.01 per share.



                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
APRIL 30, 2002

                                                               PRINCIPAL
                                                                 AMOUNT              VALUE
                                                            ---------------    ----------------
U.S. GOVERNMENT SECURITIES (24.4%)
  U.S. TREASURY NOTES & BONDS (5.5%)
        U.S. TREASURY INFLATION INDEX BONDS
        3.375% 01/15/2007                                   $     1,649,458    $      1,710,797
        U.S. TREASURY NOTES
        3.50% 11/15/2006                                          7,410,000           7,135,533
                                                                               ----------------
                                                                                      8,846,330
                                                                               ----------------
  U.S. AGENCY BONDS (4.3%)
        FEDERAL HOME LOAN BANK
        4.50% 07/07/2003                                            625,000             638,475
        5.375% 01/05/2004                                         6,000,000           6,212,820
                                                                               ----------------
                                                                                      6,851,295
                                                                               ----------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (2.5%)
        7.00% 07/15/2031 - 10/15/2031                             3,837,484           3,965,800
                                                                               ----------------

  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (5.2%)
        6.00% 03/01/2017                                          2,295,470           2,327,033
        6.50% 02/01/2016 - 04/01/2017                             5,129,677           5,286,773
        7.00% 05/01/2031                                            604,398             623,663
        10.25% 09/01/2009                                             7,617               8,460
                                                                               ----------------
                                                                                      8,245,929
                                                                               ----------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (3.9%)
        6.00% 03/01/2009 - 05/01/2009                             5,521,272           5,616,832
        6.50% 05/15/2032 **                                         675,000             683,221
                                                                               ----------------
                                                                                      6,300,053
                                                                               ----------------
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (1.7%)
        FHLMC GNMA MULTICLASS MTG. PARTN. CTFS.
        GTD. SERIES 24 CL. J
        6.25% 11/25/2023                                            420,000             430,509
        FHLMC MULTICLASS MTG. PARTN. CTFS.
        GTD. SERIES 2120 CL. PH
        6.00% 09/15/2011                                          1,800,000           1,860,872
        GTD. SERIES 1767 CL. H
        7.50% 09/15/2022                                            356,797             360,251
                                                                               ----------------
                                                                                      2,651,632
                                                                               ----------------
  OTHER GOVERNMENT AGENCY (1.3%)
     #  A.I.D., MOROCCO
        2.125% 05/01/2023                                           400,000             395,000
     #  SMALL BUSINESS ADMINISTRATION
        2.375% 10/25/2021 - 06/25/2022                              727,196             729,041
        2.50% 07/25/2021 - 11/25/2021                               189,842             189,965
        2.875% 01/25/2017                                           705,059             710,793
                                                                               ----------------
                                                                                      2,024,799
                                                                               ----------------
 TOTAL U.S. GOVERNMENT SECURITIES
        (COST $38,580,679)                                                           38,885,838
                                                                               ----------------

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                 AMOUNT             VALUE
                                                            ---------------    ----------------
CORPORATE NOTES & BONDS (35.4%)
  INDUSTRIAL (20.0%)
        ALCOA, INC.
        7.25% 08/01/2005                                    $     1,605,000    $      1,723,979
        AMERICAN HOME PRODUCTS CORP.
        6.25% 03/15/2006                                            700,000             732,774
        BP AMERICA, INC.
        MEDIUM TERM NOTES, SERIES 7
        5.00% 12/16/2003                                          1,500,000           1,535,924
        CATERPILLAR FINANCIAL SERVICES CORP.
        6.875% 08/01/2004                                         1,300,000           1,375,400
        COCA-COLA ENTERPRISES, INC.
        8.00% 01/04/2005                                          1,400,000           1,521,464
        COMCAST CABLE COMMUNICATIONS, INC.
        6.375% 01/30/2006                                         1,600,000           1,593,680
        CONOCO, INC.
        5.90% 04/15/2004                                          1,550,000           1,599,802
        COSTCO WHOLESALE CORP.
        5.50% 03/15/2007                                          1,400,000           1,420,020
        COX ENTERPRISES, INC. (144A)
        8.00% 02/15/2007                                            325,000             339,324
        DIAGEO CAPITAL PLC
        6.625% 06/24/2004                                         1,325,000           1,399,929
        DOW CHEMICAL CO.
        7.00% 08/15/2005                                          1,300,000           1,364,818
        HONEYWELL INTERNATIONAL, INC.
        5.125% 11/01/2006                                         1,400,000           1,384,846
        ICI WILMINGTON, INC.
        6.75% 09/15/2002                                            900,000             906,093
        INTERNATIONAL PAPER CO.
        8.00% 07/08/2003                                          1,325,000           1,390,799
        LOWE'S COS., INC.
        7.50% 12/15/2005                                            800,000             860,896
        MCDONALD'S CORP.
        6.00% 06/23/2002                                            950,000             955,111
        MCI WORLDCOM, INC.
        7.55% 04/01/2004                                          1,125,000             675,000
        PEPSI BOTTLING HOLDINGS, INC. (144A)
        5.375% 02/17/2004                                         1,400,000           1,442,249
        PHILLIPS PETROLEUM CO.
        8.50% 05/25/2005                                          1,095,000           1,211,344
        SBC COMMUNICATIONS, INC.
        5.75% 05/02/2006                                            750,000             766,590

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                 AMOUNT              VALUE
                                                            ---------------    ----------------
CORPORATE NOTES & BONDS (CONTINUED)
        TCI COMMUNICATIONS, INC.
        8.00% 08/01/2005                                    $     1,000,000    $      1,037,130
        7.25% 08/01/2005                                            525,000             531,499
        TIME WARNER, INC.
        7.975% 08/15/2004                                         1,515,000           1,604,521
        TYCO INTERNATIONAL GROUP S.A.
        5.875% 11/01/2004                                         1,350,000           1,137,375
        UNITED TECHNOLOGIES CORP.
        4.875% 11/01/2006                                         1,400,000           1,387,666
        VODAFONE GROUP PLC
        7.625% 02/15/2005                                           700,000             756,084
        WELLPOINT HEALTH NETWORKS, INC.
        6.375% 06/15/2006                                         1,150,000           1,187,810
                                                                               ----------------
                                                                                     31,842,127
                                                                               ----------------
  FINANCIAL (8.4%)
        BANK OF AMERICA CORP.
        7.625% 06/15/2004                                         1,400,000           1,508,850
        CIT GROUP, INC.
        7.625% 08/16/2005                                           950,000             955,937
        CITIGROUP, INC.
        6.75% 12/01/2005                                          1,450,000           1,540,248
        EQUITABLE COS., INC.
        9.00% 12/15/2004                                            525,000             581,458
        FORD MOTOR CREDIT CO.
        6.875% 02/01/2006                                         1,750,000           1,771,088
        GENERAL ELECTRIC CAPITAL CORP.
                                MEDIUM TERM NOTES
        5.65% 03/31/2003                                            750,000             766,320
        HEALTH CARE PROPERTY INVESTORS, INC.
        6.875% 06/08/2005                                         1,175,000           1,181,944
        HOUSEHOLD FINANCE CORP.
        6.40% 06/17/2008                                            850,000             848,181
        SIMON PROPERTY GROUP L.P.
        6.625% 06/15/2003                                           350,000             359,223
        SIMON PROPERTY GROUP, INC.
        6.75% 02/09/2004                                          1,000,000           1,030,080
        WACHOVIA CORP.
        4.95% 11/01/2006                                          1,100,000           1,091,134
        WASHINGTON MUTUAL, INC.
        5.625% 01/15/2007                                           600,000             602,034
        WELLS FARGO & CO.
        7.25% 08/24/2005                                            980,000           1,055,215
        5.90% 05/21/2006                                            125,000             128,985
                                                                               ----------------
                                                                                     13,420,697
                                                                               ----------------

                 See Accompanying Notes to Financial Statements

-------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                 AMOUNT              VALUE
                                                            ---------------    ----------------
CORPORATE NOTES & BONDS (CONTINUED)
  UTILITIES (4.0%)
        COASTAL CORP.
        6.50% 05/15/2006                                    $       625,000    $        622,894
        FPL GROUP CAPITAL, INC.
        6.875% 06/01/2004                                         1,000,000           1,042,610
        KINDER MORGAN ENERGY PARTNERS L.P.
        8.00% 03/15/2005                                          1,035,000           1,127,704
        PINNACLE WEST CAPITAL CORP.
        6.40% 04/01/2006                                            800,000             810,872
        QWEST CAPITAL FUNDING, INC.
        6.25% 07/15/2005                                            750,000             591,562
        SPRINT CAPITAL CORP.
        6.00% 01/15/2007                                            700,000             640,959
        TXU EASTERN FUNDING CO.
        6.45% 05/15/2005                                          1,550,000           1,588,279
                                                                               ----------------
                                                                                      6,424,880
                                                                               ----------------
  INTERNATIONAL (3.0%)
        KINGDOM OF SPAIN
        7.00% 07/19/2005                                          1,700,000           1,838,377
        ONTARIO PROVINCE
        6.00% 02/21/2006                                          1,400,000           1,468,082
        QUEBEC PROVINCE
        6.50% 01/17/2006                                          1,200,000           1,275,120
        7.00% 01/30/2007                                             85,000              91,410
                                                                               ----------------
                                                                                      4,672,989
                                                                               ----------------
 TOTAL CORPORATE NOTES & BONDS
        (COST $56,583,011)                                                           56,360,693
                                                                               ----------------

OTHER SECURITIZED LOANS (33.4%)
  ASSET BACKED SECURITIES (18.0%)
        ABFS MORTGAGE LOAN TRUST
        SERIES 1997-2 CL. A5
        7.125% 01/15/2029                                           300,000             315,382
        ADVANTA MORTGAGE LOAN TRUST
        SERIES 1994-1 CL. A2
        6.30% 07/25/2025                                            167,632             171,798
        AFC HOME EQUITY LOAN TRUST
        SERIES 1993-1 CL. A
        5.90% 05/20/2008                                            287,133             287,886
        CITYSCAPE HOME EQUITY LOAN TRUST
        SERIES 1996-3 CL. A8
        7.65% 09/25/2025                                          1,470,000           1,539,744
        SERIES 1997-B CL. A7
        7.41% 05/25/2028                                            404,742             427,080

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                 AMOUNT              VALUE
                                                            ---------------    ----------------
OTHER SECURITIZED LOANS (CONTINUED)
        CITYSCAPE HOME LOAN OWNER TRUST
        SERIES 1997-3 CL. A5
        7.89% 07/25/2018                                    $       991,136    $      1,050,819
        SERIES 1997-4 CL. A4
        7.44% 10/25/2018                                            630,697             666,745
        CONTIMORTGAGE HOME EQUITY LOAN TRUST
        SERIES 1997-3 CL. A8
        7.58% 08/15/2028                                          1,400,000           1,466,971
        CROWN HOME EQUITY LOAN TRUST
        SERIES 1996-1 CL. A5
        7.30% 04/25/2027                                            450,000             468,220
        FIRSTPLUS HOME LOAN OWNER TRUST
        SERIES 1997-3 CL. A7
        7.22% 11/10/2020                                             62,664              64,757
        GE CAPITAL MORTGAGE SERVICES, INC.
        SERIES 1995-HE1 CL. A6
        7.50% 09/25/2010                                             41,998              43,136
        GREEN TREE FINANCIAL CORP.
        SERIES 1996-4 CL. A7
        7.90% 06/15/2027                                          1,208,847           1,298,381
        IMC HOME EQUITY LOAN TRUST
        SERIES 1995-3 CL. A5
        7.50% 04/25/2026                                          1,280,000           1,314,012
        SERIES 1997-3 CL. A6
        7.52% 08/20/2028                                            310,000             329,198
     #  KEYCORP STUDENT LOAN TRUST
        SERIES 1996-A CL. A2
        2.41% 08/27/2025                                          2,565,029           2,567,317
     #  LEHMAN HOME EQUITY LOAN TRUST
        SERIES 1996-3 CL. A2
        2.09% 12/15/2027                                            525,016             523,759
        MERIT SECURITIES CORP.
        SERIES 13 CL. A4
        7.88% 12/28/2033                                            275,000             291,254
        SALOMON BROTHERS MORTGAGE SECURITIES VII, INC.
        SERIES 1998-AQ1 CL. A4
        6.74% 06/25/2028                                          1,318,836           1,355,985
     #  SLM STUDENT LOAN TRUST
        SERIES 1997-2 CL. A2
        2.36% 1/25/2010                                           3,600,000           3,630,294
        SERIES 1997-4 CL. A2
        2.51% 10/25/2010                                          1,330,000           1,338,159
        SERIES 1998-1 CL. A2
        2.52% 10/25/2011                                          5,330,000           5,352,812

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                            ---------------    ----------------
OTHER SECURITIZED LOANS (CONTINUED)
        SERIES 1998-2 CL. A2
        2.49% 1/25/2014                                     $     3,180,000    $      3,190,040
        SOUTHERN PACIFIC SECURED ASSETS CORP.
        SERIES 1996-2 CL. A5
        7.69% 04/25/2025                                             62,767              63,162
        UCFC HOME EQUITY LOAN TRUST
        SERIES 1998-D CL. AF7
        6.315% 04/15/2030                                           806,503             836,690
                                                                               ----------------
                                                                                     28,593,601
                                                                               ----------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (13.8%)
        CMC SECURITIES CORP. IV
        SERIES 1997-2 CL. 1A12
        7.25% 11/25/2027                                          1,500,000           1,562,752
        FIRST NATIONWIDE TRUST
        SERIES 1999-1 CL. 2A6
        6.50% 03/25/2029                                            849,503             856,192
        SERIES 2000-1 CL. 2A3
        8.00% 10/25/2030                                            129,623             138,127
        OCWEN RESIDENTIAL MBS CORP. (144A)
        SERIES 1998-R1 CL. A1
        7.00% 10/25/2040                                          1,031,919           1,059,084
        PNC MORTGAGE SECURITIES CORP.
        SERIES 1998-12 CL. 4A5
        6.475% 01/25/2029                                           658,370             675,280
        SERIES 1999-5 CL. 2A6
        6.75% 07/25/2029                                            431,088             442,328
     #  PNC MORTGAGE SECURITIES CORP. (144A)
        SERIES 1996-PR1 CL. A
        6.218% 4/28/2027                                            782,961             754,166
        RESIDENTIAL ACCREDIT LOANS, INC.
        SERIES 2000-QS8 CL. A1
        8.00% 07/25/2030                                            148,800             151,173
        RESIDENTIAL ASSET SECURITIZATION TRUST
        SERIES 1998-A3 CL. A
        6.50% 04/25/2013                                          1,342,557           1,379,229
        SERIES 2002-A1 CL. A2
        5.35% 09/25/2026                                          3,000,000           2,995,457
        SERIES 1999-A1 CL. A1
        6.75% 03/25/2029                                          1,003,022           1,026,919
        SERIES 2002-A1 CL. A4
        6.59% 01/25/2030                                          1,500,000           1,493,332
        RESIDENTIAL FUNDING MORTGAGE SECURITIES I, INC.
        SERIES 1999-S25 CL. A1
        6.75% 12/25/2014                                            920,932             948,463

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                 AMOUNT             VALUE
                                                            ---------------    ----------------
OTHER SECURITIZED LOANS (CONTINUED)
        SACO I, INC. (144A)
        SERIES 1997-2 CL. 1A5
        7.00% 08/25/2036                                    $       920,000    $        943,614
        STRUCTURED ASSET MORTGAGE INVESTMENTS, INC.
        SERIES 2002-3 CL. 1A
        6.75% 04/25/2032                                          2,700,000           2,765,070
        STRUCTURED ASSET SECURITIES CORP.
        SERIES 1999-ALS2 CL. A2
        6.75% 07/25/2029                                          1,060,642           1,089,797
        SERIES 2001-12 CL. 2A5
        6.00% 09/25/2031                                          2,001,271           2,016,031
        WASHINGTON MUTUAL MORTGAGE SECURITIES CORP.
        SERIES 2001-MS10 CL. 3A1
        6.50% 09/25/2031                                          1,684,602           1,725,395
                                                                               ----------------
                                                                                     22,022,409
                                                                               ----------------
  COMMERCIAL MORTGAGE BACKED SECURITIES (1.6%)
        COMMERCIAL CAPITAL ACCESS ONE, INC. (144A)
        SERIES 3A CL. A2
        6.615% 11/15/2028                                           510,000             524,065
     #  GMAC COMMERCIAL MORTGAGE ASSET CORP. (144A)
        SERIES 2001-FLAA CL. B1
        2.36% 6/15/2013                                           1,529,996           1,524,318
        NOMURA ASSET SECURITIES CORP.
        SERIES 1996-MD5 CL. A1B
        7.12% 04/13/2039                                            530,000             567,579
                                                                               ----------------
                                                                                      2,615,962
                                                                               ----------------
 TOTAL OTHER SECURITIZED LOANS
        (COST $52,177,781)                                                           53,231,972
                                                                               ----------------

REPURCHASE AGREEMENTS (5.7%)
        J.P. MORGAN SECURITIES, INC. *
         1.70% DATED 04/30/2002,
         DUE 05/01/2002 IN THE
         AMOUNT OF  $4,817,275.
         COLLATERALIZED 102% BY U.S. TREASURY BILLS
         DUE 06/20/2002 TO 10/17/2002                             4,817,050           4,817,050
        MERRILL LYNCH
         1.75% DATED 04/30/2002,
         DUE 05/01/2002 IN THE
         AMOUNT OF  $4,300,206.
         COLLATERALIZED 102% BY U.S. TREASURY STRIPS
         DUE 11/15/2013 TO 11/15/2028                             4,300,000           4,300,000
                                                                               ----------------
 TOTAL REPURCHASE AGREEMENTS
        (COST $9,117,050)                                                             9,117,050
                                                                               ----------------

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                   VALUE
                                                             ----------------
TOTAL INVESTMENTS (98.9%)
 (COST $156,458,521)                                         $    157,595,553

OTHER ASSETS LESS LIABILITIES (1.1%)                                1,754,368
                                                             ----------------

NET ASSETS (100.0%)                                          $    159,349,921
                                                             ================

#   Variable rate security - the rate reported is the current rate in effect.
* A portion of this security was segregated at the custodian to cover a when-issued security or futures contract.
**  Security purchased on a when-issued basis.













                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                 STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
--------------------------------------------------------------------------------
April 30, 2002
(In thousands except Net Asset Value)

ASSETS:
  Investments at identified cost ..................................$    156,459
  Investments at identified cost - federal income tax purposes.....$    156,611
--------------------------------------------------------------------   ---------

  Investments at value ............................................$    157,596
  Cash  ...........................................................         756
  Receivable for:
      Interest.....................................................       1,703
      Investments sold.............................................         655
      Expense reimbursement........................................          29
                                                                       ---------
  Total assets.....................................................     160,739
                                                                       ---------

LIABILITIES:
  Payable for:
    Investments purchased .........................................       1,324
    Investment management fee .....................................          32
    Other accrued expenses.........................................          29
    Income payable.................................................           4
                                                                       ---------
  Total liabilities................................................       1,389
                                                                       ---------

NET ASSETS.........................................................$    159,350
                                                                       =========

NET ASSETS consist of:
    Paid-in capital ...............................................$    160,802
    Accumulated net investment loss ...............................        (174)
    Accumulated net realized loss from investment transactions.....      (2,415)
    Unrealized appreciation on investments.........................       1,137
                                                                       ---------

NET ASSETS ........................................................$    159,350
                                                                       =========

Shares of capital stock outstanding ...............................      13,123
                                                                       =========

Net asset value, offering and
   redemption price per share .....................................$      12.14
                                                                       =========



                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENT OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------
For the six months ended April 30, 2002
(In thousands)

INVESTMENT INCOME:

       Interest income ............................................$      3,250
                                                                       ---------

       Expenses:
           Investment management fees .............................         161
           Legal, insurance and audit fees.........................          15
           Transfer agent fees.....................................           9
           Registration and filing fees............................           7
           Custodian fees..........................................           5
           Trustees' fees..........................................           2
           Other expenses .........................................           6
                                                                       ---------
                Total expenses.....................................         205
           Expenses reimbursed by investment adviser ..............         (44)
                                                                       ---------
                Net expenses.......................................         161
                                                                       ---------

       Net investment income ......................................       3,089
                                                                       ---------

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
       Net realized loss from investment transactions..............         (63)

       Change in net unrealized appreciation or depreciation
            on investments ........................................      (2,466)
                                                                       ---------

       Net realized and unrealized gain on investments.............      (2,529)
                                                                       ---------

NET INCREASE RESULTING FROM OPERATIONS.............................$         560
                                                                       =========










                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                                                Six Months Ended
                                                                                  April 30, 2002        Year Ended
                                                                                     (Unaudited)     October 31, 2001
                                                                                   --------------     ---------------
Operations:
       Net investment income ...............................................       $       3,089      $        5,181
       Net realized gain (loss) from investment transactions................                 (63)                989
       Change in net unrealized appreciation or depreciation
          on investments....................................................              (2,466)              3,767
                                                                                   -------------       --------------
       Net increase resulting from operations...............................                 560               9,937

Distributions to shareholders:
       From net investment income...........................................              (3,262)             (5,181)

Net capital share transactions .............................................              72,261               2,226
                                                                                   -------------       --------------
Net increase in net assets..................................................              69,559               6,982

NET ASSETS:
       Beginning of period..................................................              89,791              82,809
                                                                                   -------------       --------------

       End of period........................................................       $     159,350      $       89,791
                                                                                   =============       ==============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------


1.       Significant accounting policies:

CMC Short Term Bond Fund (the Fund) is a portfolio of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established seven other portfolios, CMC Small Cap Fund, CMC International Stock Fund, CMC Small/Mid Cap Fund, CMC Strategic Equity Fund, CMC International Bond Fund, CMC Fixed Income Securities Fund, and CMC High Yield Fund, which are not included in these financial statements. CMC International Bond Fund is not yet operational. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. Following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by each Fund in the preparation of its financial statements.

Investment valuation. Portfolio securities are valued based on market value as quoted by dealers who are market makers in these securities, by independent pricing services, or by the adviser using a methodology approved by the Board of Trustees. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements. The Fund may engage in repurchase agreement transactions. The Fund, through the custodian, receives delivery of underlying securities collateralizing repurchase agreements. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment transactions. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Securities purchased on a when-issued or forward-delivery basis may settle a month or more after trade date; interest income is not accrued until settlement date. The Fund segregates liquid assets with a current value at least equal to the amount of its when-issued purchase commitments until settlement date.

Investment income and expenses. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis and the Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses incurred on behalf of the Trust and its underlying portfolios.

Use of estimates. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and distributions to shareholders. Dividends from net investment income are declared daily and paid monthly. Distributions from any net realized gains are generally declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Additional distributions of net investment income and capital gains for the Fund may be made at the discretion of the Board of Trustees.

Federal income taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required.

Premium and discount amortization/paydown gains-losses. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and discount on all fixed-income securities and classify gains and losses realized on prepayments received on mortgage-backed securities (paydown gains and losses) previously included in realized gain/loss as part of interest income. Upon initial adoption, the Fund adjusted the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
1.       Significant accounting policies (continued):
from the purchase date of each holding with a corresponding reclassification between unrealized appreciation on investments and undistributed income. Adoption of these accounting principles does not affect the Funds' net asset value or distributions, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The cumulative effect of this accounting change resulted in a $97,332 decrease in cost of securities and a corresponding $97,332 increase in net unrealized appreciation, based on securities held by the Fund on November 1, 2001. The effect of this accounting change for the six months ended, April 30, 2002, was a decrease in investment income of $195,629, an increase of unrealized gain of $125,996, and an increase in net realized gains of $69,633.

2.       Transactions with affiliates and related parties:

The amounts of fees and expenses described below are shown on the Fund's statement of operations.

The investment adviser of the Fund is Columbia Management Company (CMC). CMC is an indirect wholly owned subsidiary of FleetBoston Financial Corporation (Fleet), a publicly owned multi-bank holding company registered under the Bank Holding Act of 1956.

Investment management fees were paid monthly to CMC by the Fund. The fees are based on an annual rate of 0.25 of 1% of average daily net assets.

In addition to the investment management fee, each shareholder enters into a written administrative services agreement with CMC for an annual fee ranging between 0.05% and 0.20%, depending on the size of the investment in the Fund. CMC provides each shareholder specialized reports regarding the Fund's portfolio and performance, market conditions and economic indictors.

For the year ending October 31, 2002, CMC has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the Fund's advisory fee, exceed 0.25% of the Fund's average daily net assets.

Trustees' fees and expenses were paid directly by the Fund to trustees having no affiliation with the Fund other that their capacity as trustees. Other officers and trustees received no compensation from the Fund.

The transfer agent for the Fund is Columbia Trust Company (CTC), an affiliate of CMC and indirect wholly owned subsidiary of Fleet. CTC is compensated based on a per account fee or minimum of $1,500 per month.

                            CMC STRATEGIC EQUITY FUND

                          A Portfolio of CMC Fund Trust















                               SEMI-ANNUAL REPORT
                                   (Unaudited)



                                 April 30, 2002
















               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                  Six Months              October 9
                                                                    Ended                  through
                                                                April 30, 2002           October 31,
                                                                (Unaudited)(2)           2001 (1)(2)
                                                              -------------------      -----------------


Net asset value, beginning of period .................        $             10.10      $           10.00
                                                              -------------------      -----------------
Income from investment operations:
     Net investment income ...........................                       0.03                   0.00   *
     Net realized and unrealized gains
       on investments.................................                       1.69                   0.10
                                                              -------------------      -----------------
          Total from investment operations............                       1.72                   0.10
                                                              -------------------      -----------------

Less distributions:
      Dividends from net investment income............                      (0.02)                    -
                                                              -------------------      -----------------
      Total distributions.............................                      (0.02)                    -
                                                              -------------------      -----------------

Net asset value, end of period .......................        $             11.80      $           10.10
                                                              ===================      =================

Total return..........................................                     16.99% (3)              1.00% (3)

Ratios/Supplemental data
Net assets, end of period (in thousands)..............        $           108,901      $          36,942
Ratio of expenses to average net assets(4)............                      0.40%                  0.40%
Ratio of expenses to average net assets
 before contractual reimbursement (4).................                      0.52%                  1.20%
Ratio of net investment income to average
 net assets...........................................                      0.85%                  0.04%
Portfolio turnover rate...............................                       105% (3)                14% (3)

 (1)    From inception of operations.
 (2)    Ratios are annualized.
 (3)    Not annualized.
 (4) For the period ending October 31, 2001, and the years ending October 31, 2002, 2003 and 2004, the investment adviser has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the advisory fee, exceed 0.40% of the Fund's average daily net assets. Expenses do not include an administrative fee paid to the adviser by each shareholder which ranges between 0.20% on the first $25 million of net assets, to 0.00% on net assets in excess of $25 million.

* Amount represents less than $0.01 per share.


                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
APRIL 30, 2002

                                                           SHARES           VALUE
                                                        ------------   -----------------
COMMON STOCKS (79.8%)
  ADVERTISING AGENCIES (0.4%)
        INTERPUBLIC GROUP OF COMPANIES, INC., THE           15,050     $        464,744
                                                                       -----------------

  AIR TRANSPORT (0.6%)
        KLM ROYAL DUTCH AIRLINES                            20,000              306,000
        UAL CORP. *                                         25,000              352,250
                                                                       -----------------
                                                                                658,250
                                                                       -----------------
  ALUMINUM (0.5%)
        ALCAN, INC.                                         15,275              559,523
                                                                       -----------------

  AUTO PARTS: ORIGINAL EQUIPMENT (0.7%)
        AUTOLIV, INC.                                       10,000              221,000
        SAUER-DANFOSS, INC.                                 50,000              599,000
                                                                       -----------------
                                                                                820,000
                                                                       -----------------
  AUTO TRUCKS & PARTS (1.3%)
        MODINE MANUFACTURING CO.                            40,000            1,176,800
        WABASH NATIONAL CORP. *                             30,000              293,700
                                                                       -----------------
                                                                              1,470,500
                                                                       -----------------
  AUTOMOBILES (1.3%)
        GENERAL MOTORS CORP.                                14,000              898,100
        HYUNDAI MOTOR COMPANY LTD. GDR                      30,000              556,392
                                                                       -----------------
                                                                              1,454,492
                                                                       -----------------

  BANKS: NEW YORK CITY (0.5%)
        J.P. MORGAN CHASE & CO.                             15,050              528,255
                                                                       -----------------

  BANKS (2.8%)
        BANK ONE CORP.                                      17,600              719,312
        KOOKMIN BANK ADR                                    12,570              584,505
        MITSUBISHI TOKYO FINANCIAL GROUP, INC. ADR          25,000              174,000
        U.S. BANCORP                                        20,000              474,000
        WACHOVIA CORP.                                      27,500            1,046,100
                                                                       -----------------
                                                                              2,997,917
                                                                       -----------------
  BEVERAGE: BREWERS & WINERIES (0.1%)
        MOLSON, INC. (CLASS A) *                             5,000              111,450
                                                                       -----------------

  BEVERAGE: SOFT DRINKS (0.3%)
        PEPSI-GEMEX SA DE CV GDR *                          40,000              356,800
                                                                       -----------------

  BIOTECH RESEARCH & PRODUCTS (0.3%)
        IMCLONE SYSTEMS, INC. *                             20,000              322,000
                                                                       -----------------

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES             VALUE
                                                       ------------    -----------------
COMMON STOCKS (CONTINUED)
  CHEMICALS (2.0%)
        DOW CHEMICAL CO.                                    12,500  $           397,500
        DUPONT, E.I. DE NEMOURS & CO.                       11,850              527,325
        ENERGIZER HOLDINGS, INC. *                          20,000              478,000
        HERCULES, INC. *                                    30,000              366,000
        SCHULMAN, A., INC.                                  20,000              406,000
                                                                       -----------------
                                                                              2,174,825
                                                                       -----------------
  COMMUNICATIONS & MEDIA (0.4%)
        AOL TIME WARNER, INC. *                             20,415              388,293
                                                                       -----------------

  COMMUNICATIONS TECHNOLOGY (1.5%)
        CISCO SYSTEMS, INC. *                               12,450              182,392
        CORNING, INC.                                       35,000              234,150
        MOTOROLA, INC.                                      15,000              231,000
        SCIENTIFIC-ATLANTA, INC.                            25,000              500,000
        SYMBOL TECHNOLOGIES, INC.                           30,000              253,800
        TELLABS, INC. *                                     30,000              254,700
                                                                       -----------------
                                                                              1,656,042
                                                                       -----------------
  COMPUTER SERVICES SOFTWARE & SYSTEMS (1.0%)
        BEA SYSTEMS, INC. *                                 20,000              214,400
        CERIDIAN CORP. *                                    10,000              222,800
        MICROSOFT CORP. *                                    9,350              488,631
        ORACLE CORP. *                                      19,350              194,274
                                                                       -----------------
                                                                              1,120,105
                                                                       -----------------
  COMPUTER TECHNOLOGY (0.8%)
        HEWLETT-PACKARD CO.                                 25,000              427,500
        SANDISK CORP. *                                     20,000              327,200
        SUN MICROSYSTEMS, INC. *                            20,450              167,281
                                                                       -----------------
                                                                                921,981
                                                                       -----------------
  CONSTRUCTION (1.0%)
        CHICAGO BRIDGE & IRON CO. NV                        20,000              590,000
        WASHINGTON GROUP INTERNATIONAL, INC. *              25,000              487,500
                                                                       -----------------
                                                                              1,077,500
                                                                       -----------------
  CONSUMER PRODUCTS (2.3%)
        GILLETTE CO.                                        25,000              887,000
        KIMBERLY-CLARK CORP.                                17,500            1,139,600
        KIMBERLY-CLARK DE MEXICO SA DE CV ADR               30,000              479,985
                                                                       -----------------
                                                                              2,506,585
                                                                       -----------------
  CONTAINERS: PAPER & PLASTIC (0.7%)
        TEMPLE-INLAND, INC.                                 15,000              794,100
                                                                       -----------------

  COSMETICS (0.8%)
        ESTEE LAUDER COMPANIES, INC., THE (CLASS A)         25,000              903,750
                                                                       -----------------

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES          VALUE
                                                        -----------   -----------------
COMMON STOCKS (CONTINUED)
  DIVERSIFIED FINANCIAL SERVICES (1.0%)
        AMERICAN EXPRESS CO.                                15,350  $           629,504
        CITIGROUP, INC.                                     11,167              483,531
                                                                       -----------------
                                                                              1,113,035
                                                                       -----------------
  DRUGS & PHARMACEUTICALS (3.1%)
        ABBOTT LABORATORIES                                 10,000              539,500
        BRISTOL-MYERS SQUIBB CO.                            12,987              374,026
        NOVARTIS AG ADR                                     20,000              839,400
        PHARMACIA CORP.                                     15,850              653,495
        SCHERING-PLOUGH CORP.                               30,000              819,000
        SEPRACOR, INC. *                                    15,000              189,900
                                                                       -----------------
                                                                              3,415,321
                                                                       -----------------
  ELECTRONICS (1.4%)
        METHODE ELECTRONICS, INC. (CLASS A)                 50,000              573,500
        SAMSUNG ELECTRONICS CO., LTD. GDR (144A)             5,000              734,250
        SANMINA-SCI CORP. *                                 22,900              238,160
                                                                       -----------------
                                                                              1,545,910
                                                                       -----------------
  ELECTRONICS: EQUIPMENT & COMPONENTS (0.8%)
        COOPER INDUSTRIES, INC.                             12,500              547,500
        KONINKLIJKE PHILIPS ELECTRONICS NV                  10,000              310,100
                                                                       -----------------
                                                                                857,600
                                                                       -----------------
  ELECTRONICS: HOUSEHOLD APPLIANCES (0.5%)
        WHIRLPOOL CORP.                                      7,500              562,125
                                                                       -----------------

  ELECTRONICS: SEMICONDUCTORS (1.7%)
        ANALOG DEVICES, INC. *                              20,000              739,200
        ATMEL CORP. *                                       40,000              360,000
        INTEL CORP.                                         14,700              420,567
        MICRON TECHNOLOGY, INC. *                           15,075              357,277
                                                                       -----------------
                                                                              1,877,044
                                                                       -----------------
  ELECTRONICS: TECHNOLOGY (1.0%)
        RAYTHEON CO.                                        25,000            1,057,500
                                                                       -----------------

  ENERGY MISCELLANEOUS (0.3%)
        PREMCOR, INC. *                                     12,800              361,600
                                                                       -----------------

  ENGINEERING & CONTRACT SERVICES (0.6%)
        FLUOR CORP.                                          7,500              309,975
        LAYNE CHRISTENSEN CO. *                             30,000              299,400
                                                                       -----------------
                                                                                609,375
                                                                       -----------------
  ENTERTAINMENT (1.0%)
        DISNEY, WALT CO., THE                               10,000              231,800
        METRO-GOLDWYN-MAYER, INC. *                         25,000              403,750
        PIXAR, INC. *                                       10,000              404,000
                                                                       -----------------
                                                                              1,039,550
                                                                       -----------------

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES            VALUE
                                                      --------------   -----------------
COMMON STOCKS (CONTINUED)
  FOODS (2.7%)
        GENERAL MILLS, INC.                                 10,000   $          440,500
        HEINZ, H.J. CO.                                     20,000              839,800
        SARA LEE CORP.                                      20,000              423,600
        TYSON FOODS, INC. (CLASS A)                         20,000              280,400
        UNILEVER NV                                         15,000              970,500
                                                                       -----------------
                                                                              2,954,800
                                                                       -----------------
  GOLD (0.3%)
        NEWMONT MINING CORP.                                12,500              356,375
                                                                       -----------------

  HOTEL/MOTEL (0.5%)
        HILTON HOTELS CORP.                                 30,000              490,800
                                                                       -----------------

  HOUSEHOLD FURNISHINGS (1.0%)
        EKORNES ASA                                         35,000              420,543
        NEWELL RUBBERMAID, INC.                             20,000              628,000
                                                                       -----------------
                                                                              1,048,543
                                                                       -----------------
  IDENTIFICATION CONTROL (0.6%)
        PARKER HANNIFIN CORP.                               12,500              624,375
                                                                       -----------------

  INSURANCE: LIFE (2.2%)
        ANTHEM, INC. *                                      15,000            1,023,000
        PRINCIPAL FINANCIAL GROUP, INC. *                   30,000              834,000
        SCOTTISH ANNUITY & LIFE HOLDINGS, LTD.              25,000              535,000
                                                                       -----------------
                                                                              2,392,000
                                                                       -----------------
  INSURANCE: MULTI-LINE (2.1%)
        AMERICAN INTERNATIONAL GROUP, INC.                   8,762              605,629
        AON CORP.                                           10,000              357,300
        SAFECO CORP.                                        20,000              668,000
        ST. PAUL COMPANIES, INC., THE                       12,500              622,625
                                                                       -----------------
                                                                              2,253,554
                                                                       -----------------
  INSURANCE: PROPERTY-CASUALTY (0.7%)
        CHUBB CORP.                                          5,500              421,850
        TRAVELERS PROPERTY CASUALTY CORP. (CLASS A) *       20,000              371,800
                                                                       -----------------
                                                                                793,650
                                                                       -----------------
  LEISURE TIME (0.3%)
        STURM, RUGER & COMPANY, INC.                        20,000              278,000
                                                                       -----------------

  MACHINERY: CONSTRUCTION & HANDLING (1.9%)
        CATERPILLAR, INC.                                   25,950            1,417,389
        STEWART & STEVENSON SERVICES, INC.                  20,000              377,800
        TEREX CORP. *                                       10,000              250,500
                                                                       -----------------
                                                                              2,045,689
                                                                       -----------------
  MACHINERY: INDUSTRIAL/SPECIALTY (0.4%)
        ABB LTD. ADR *                                      10,000               89,500
        HITACHI LTD. ADR                                     5,000              375,800

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES            VALUE
                                                         ----------    ----------------
COMMON STOCKS (CONTINUED)
                                                                       $        465,300
                                                                       ----------------
  MACHINERY: OIL WELL EQUIPMENT & SERVICES (4.1%)
        COOPER CAMERON CORP. *                               7,500              411,300
        CORE LABORATORIES NV *                              25,000              375,000
        FMC TECHNOLOGIES, INC. *                            30,000              682,500
        HELMERICH & PAYNE, INC.                             20,000              824,200
        NEWPARK RESOURCES, INC. *                           50,000              418,500
        ROWAN COMPANIES, INC. *                             20,350              516,483
        SCHLUMBERGER LTD.                                   12,500              684,375
        VARCO INTERNATIONAL, INC. *                         25,000              512,250
                                                                       ----------------
                                                                              4,424,608
                                                                       ----------------
  MACHINERY: SPECIALTY (0.7%)
        CONSTELLATION ENERGY GROUP, INC.                    14,500              462,840
        JOY GLOBAL, INC. *                                  17,500              281,750
                                                                       ----------------
                                                                                744,590
                                                                       ----------------
  MEDICAL & DENTAL SUPPLIES (1.7%)
        BAUSCH & LOMB, INC.                                 22,500              809,325
        BECTON DICKINSON & CO.                              10,000              371,700
        BOSTON SCIENTIFIC CORP. *                           27,500              685,300
                                                                       ----------------
                                                                              1,866,325
                                                                       ----------------
  METAL FABRICATING (2.6%)
        INTERMET CORP.                                      50,000              548,500
        LONE STAR TECHNOLOGIES, INC. *                      26,900              716,885
        SHAW GROUP, INC., THE *                             15,000              457,950
        TIMKEN CO., THE                                     30,000              799,500
        TUBOS DE ACERO DE MEXICO SA ADR                     30,000              316,500
                                                                       ----------------
                                                                              2,839,335
                                                                       ----------------
  METALS & MINERALS MISCELLANEOUS (0.4%)
        STILLWATER MINING CO. *                             27,500              482,625
                                                                       ----------------

  MISCELLANEOUS MATERIALS & PROCESSING (0.4%)
        CAMECO CORP.                                        15,000              405,750
                                                                       ----------------

  MULTI-SECTOR COMPANIES (4.6%)
        3M CO.                                              17,500            2,201,500
        EATON CORP.                                         15,000            1,269,150
        GENERAL ELECTRIC CO.                                10,000              315,500
        HONEYWELL INTERNATIONAL, INC.                       17,850              654,738
        WESCO FINANCIAL CORP.                                1,700              540,600
                                                                       ----------------
                                                                              4,981,488
                                                                       ----------------
  OIL: CRUDE PRODUCERS (2.0%)
        EEX CORP. *                                         46,600               92,268
        ENCORE ACQUISITION CO. *                            40,000              664,000
        FOREST OIL CORP. *                                  22,500              708,750
        PLAINS RESOURCES, INC. *                            25,000              685,000
                                                                       ----------------
                                                                              2,150,018
                                                                       ----------------

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES             VALUE
                                                       ------------    ----------------
COMMON STOCKS (CONTINUED)
  OIL: INTEGRATED DOMESTIC (0.3%)
        UNOCAL CORP.                                        10,000  $           371,900
                                                                       ----------------
  OIL: INTEGRATED INTERNATIONAL (2.1%)
        CONOCO, INC.                                        10,000              280,500
        ENCANA CORP.                                        17,500              550,375
        PETROLEO BRASILEIRO SA ADR - PETROBRAS              32,500              799,500
        SUNCOR ENERGY, INC.                                 17,500              608,475
                                                                       ----------------
                                                                              2,238,850
                                                                       ----------------
  PAINTS & COATINGS (0.6%)
        FULLER, H.B. CO.                                    20,000              622,200
                                                                       ----------------

  PAPER (1.8%)
        ABITIBI-CONSOLIDATED, INC.                          30,000              270,000
        BOWATER, INC.                                       10,000              476,800
        INTERNATIONAL PAPER CO.                             10,950              453,659
        MEADWESTVACO CORP.                                  17,500              513,800
        SAPPI LTD. ADR                                      20,000              251,800
                                                                       ----------------
                                                                              1,966,059
                                                                       ----------------
  PHOTOGRAPHY (0.6%)
        EASTMAN KODAK CO.                                   20,000              644,200
                                                                       ----------------

  POLLUTION CONTROL & ENVIRONMENTAL SERVICES (0.3%)
        IONICS, INC. *                                      10,000              300,000
                                                                       ----------------

  PRODUCTION TECHNOLOGY EQUIPMENT (0.5%)
        FEI CO. *                                           15,000              396,450
        TAIWAN SEMICONDUCTOR MANUFACTURING
         COMPANY LTD. ADR *                                 10,000              177,000
                                                                       ----------------
                                                                                573,450
                                                                       ----------------
  PUBLISHING: MISCELLANEOUS (0.5%)
        MARTHA STEWART LIVING OMNIMEDIA, INC. *             10,000              180,000
        READER'S DIGEST ASSOCIATION, INC. (CLASS A)         15,000              357,000
                                                                       ----------------
                                                                                537,000
                                                                       ----------------
  PUBLISHING: NEWSPAPERS (0.6%)
        BELO CORP. (CLASS A)                                30,000              700,800
                                                                       ----------------

  RADIO & TELEVISION BROADCASTERS (2.0%)
        EMMIS COMMUNICATIONS CORP. (CLASS A) *              20,000              581,400
        LIBERTY CORP., THE                                  15,000              635,250
        SINCLAIR BROADCAST GROUP, INC. (CLASS A) *          30,000              400,500
        USA NETWORKS, INC. *                                20,000              598,200
                                                                       ----------------
                                                                              2,215,350
                                                                       ----------------
  REAL ESTATE INVESTMENT TRUST (1.0%)
        CRESCENT REAL ESTATE EQUITIES CO.                   25,000              490,500
        LA QUINTA CORP. *                                   75,000              598,500
                                                                       ----------------
                                                                              1,089,000
                                                                       ----------------

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES             VALUE
                                                        -----------     ---------------
COMMON STOCKS (CONTINUED)
  RECREATIONAL VEHICLES & BOATS (0.2%)
        FLEETWOOD ENTERPRISES, INC.                         20,000    $         213,400
                                                                       ----------------
  RESTAURANTS (0.7%)
        MCDONALD'S CORP.                                    25,000              710,000
                                                                       ----------------

  RETAIL (3.4%)
        BORDERS GROUP, INC. *                               15,000              349,650
        CIRCUIT CITY GROUP                                  26,350              568,106
        DILLARD'S, INC. (CLASS A)                           35,000              857,150
        GAP, INC., THE                                      40,000              564,400
        HOME DEPOT, INC.                                     7,850              364,005
        TALBOTS, INC., THE                                  17,500              602,000
        WAL-MART STORES, INC.                                7,500              418,950
                                                                       ----------------
                                                                              3,724,261
                                                                       ----------------
  SECURITY BROKERAGE & SERVICES (0.9%)
        BEAR STEARNS COMPANIES, INC.                        10,000              619,400
        SCHWAB, CHARLES CORP.                               30,000              341,700
                                                                       ----------------
                                                                                961,100
                                                                       ----------------
  SERVICES: COMMERCIAL (0.9%)
        CENDANT CORP. *                                     40,000              719,600
        TETRA TECH, INC. *                                  20,000              285,200
                                                                       ----------------
                                                                              1,004,800
                                                                       ----------------
  SHIPPING (0.6%)
        FINNLINES OYJ                                       10,000              222,565
        STELMAR SHIPPING LTD. *                             25,000              393,750
                                                                       ----------------
                                                                                616,315
                                                                       ----------------
  STEEL (0.4%)
        STEEL DYNAMICS, INC. *                              25,000              436,250
                                                                       ----------------

  TELECOMMUNICATION EQUIPMENT (0.4%)
        ANDREW CORP. *                                      25,000              414,750
                                                                       ----------------

  TIRES & RUBBER (0.3%)
        NOKIAN RENKAAT OYJ                                  10,000              291,947
                                                                       ----------------

  UTILITIES: ELECTRICAL (0.7%)
        CMS ENERGY CORP.                                    10,000              193,600
        IDACORP, INC.                                       15,000              567,600
                                                                       ----------------
                                                                                761,200
                                                                       ----------------
  UTILITIES: TELECOMMUNICATIONS (1.1%)
        MOBILE TELESYSTEMS OJSC ADR                         15,000              470,250
        PT. TELEKOMUNIKASI INDONESIA, TBK. ADR              40,000              356,800
        VERIZON COMMUNICATIONS, INC.                         5,000              200,550
        WESTERN WIRELESS CORP. (CLASS A) *                  20,000              126,800
                                                                       ----------------
                                                                              1,154,400
                                                                       ----------------

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT              VALUE
                                                     -------------    -----------------
 TOTAL COMMON STOCKS
        (COST $80,129,047)                                            $      86,871,229
                                                                      -----------------

PREFERRED STOCK (0.5%)
  COMMUNICATIONS & MEDIA (0.5%)
        NEWS CORPORATION LTD., THE ADR
        (COST $577,158)                                     25,000              554,000
                                                                      -----------------

REPURCHASE AGREEMENTS (21.3%)
        J.P. MORGAN SECURITIES, INC.
         1.70% DATED 04/30/2002,
         DUE 05/01/2002 IN THE
         AMOUNT OF  $13,970,697.
         COLLATERALIZED 102% BY U.S. TREASURY BILLS
         DUE 06/20/2002 TO 10/17/2002                $  13,970,046           13,970,046
        MERRILL LYNCH
         1.75% DATED 04/30/2002,
         DUE 05/01/2002 IN THE
         AMOUNT OF  $9,300,446.
         COLLATERALIZED 102% BY U.S. TREASURY STRIPS
         DUE 11/15/2013 TO 11/15/2028                    9,300,000            9,300,000
                                                                      -----------------
 TOTAL REPURCHASE AGREEMENTS
        (COST $23,270,046)                                                   23,270,046
                                                                      -----------------

TOTAL INVESTMENTS (101.6%)
 (COST $103,976,251)                                                        110,695,275

OTHER ASSETS LESS LIABILITIES (-1.6%)                                        (1,793,909)
                                                                      -----------------

NET ASSETS (100.0%)                                                 $       108,901,366
                                                                      =================

*       Non-income producing







                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                 STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
--------------------------------------------------------------------------------
April 30, 2002
(In thousands except Net Asset Value)

ASSETS:
  Investments at cost .....................................    $         103,976
  Investments at cost - federal income tax purposes .......    $         104,317
------------------------------------------------------------    ----------------
  Investments at value.....................................    $          87,425
  Repurchase Agreements....................................               23,270
  Receivable for:
  Investments sold.........................................                1,087
  Capital stock sold.......................................                  900
  Dividends................................................                   69
  Interest.................................................                   23
  Expense reimbursement....................................                   24
                                                                ----------------
  Total assets.............................................              112,798
                                                                ----------------

LIABILITIES:
  Payable for:
  Investments purchased....................................                3,840
  Investment management fee ...............................                   33
  Other accrued expenses ..................................                   24
                                                                ----------------
   Total liabilities.......................................                3,897
                                                                ----------------

NET ASSETS.................................................    $         108,901
                                                                ================

NET ASSETS consist of:
    Paid-in capital........................................    $         100,107
    Undistributed net investment income....................                  222
    Accumulated net realized gains from investment transactions            1,853
    Unrealized appreciation on investments.................                6,719
                                                                ----------------

NET ASSETS.................................................    $         108,901
                                                                ================

Shares of capital stock outstanding........................                9,229
                                                                ================
Net asset value, offering and
   redemption price per share..............................    $           11.80
                                                                ================






                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENT OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------
For the six months ended April 30, 2002
(In thousands)


NET INVESTMENT INCOME:
      Income:
        Dividends...........................................    $           331
        Interest............................................                 67
                                                                ----------------
                Total income................................                398
                                                                ----------------
        Expenses:
          Investment management fees .......................                126
          Legal, insurance and audit fees...................                 13
          Transfer agent fees...............................                  9
          Custodian fees....................................                  8
          Registration and filing fees......................                  6
          Trustees' fees....................................                  1
                                                                ----------------
                Total expenses..............................                163
          Expense reimbursements ...........................                (37)
                                                                ----------------
                Net expenses................................                126
                                                                ----------------
      Net investment income ................................                272
                                                                ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
      Net realized gain from investment transactions........              2,050

      Change in net unrealized appreciation or depreciation on
      investments..........................................               6,266
                                                                ----------------
      Net realized and unrealized gain on
      investments..........................................               8,316
                                                                ----------------

NET INCREASE RESULTING
     FROM OPERATIONS.......................................     $         8,588
                                                                ================

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                                              For the Six        For the period
                                                                              Months Ended        October 9 *
                                                                             April 30, 2002         through
                                                                              (Unaudited)       October 31, 2001
                                                                             ---------------    -----------------
Operations:
      Net investment income .............................................    $          272      $          13
      Net realized gain (loss) from investment transactions..............             2,050               (196)
      Change in net unrealized appreciation or depreciation on
      investments........................................................             6,266                452
                                                                             ---------------    -----------------
      Net increase resulting from operations.............................             8,588                269

Distributions to shareholders:
      From net investment income.........................................               (63)                 -

Net capital share transactions ..........................................             63,434            36,673
                                                                             ---------------    -----------------

Net increase in net assets...............................................             71,959            36,942

NET ASSETS:
      Beginning of period................................................    $        36,942     $           -
                                                                             ---------------    -----------------
      End of period......................................................    $       108,901     $      36,942
                                                                             ===============    =================

 Undistributed net investment income at end of period....................    $           222     $          13
                                                                             ===============    =================

* Inception of operations









                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
1.  Significant accounting policies:

CMC Strategic Equity Fund (the Fund) is a portfolio of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established seven other portfolios, CMC Small Cap Fund, CMC Small/Mid Cap Fund, CMC International Stock Fund, CMC Fixed Income Securities Fund, CMC High Yield Fund, CMC International Bond Fund, and CMC Short Term Bond Fund, which are not included in these financial statements. The CMC Strategic Equity Fund began operations on October 9, 2001. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. Following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by each Fund in the preparation of its financial statements.

Investment valuation. Portfolio securities are valued based on the last sales prices reported by the principal securities exchanges on which the investments are traded or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements. The Fund may engage in repurchase agreement transactions. The Fund, through its custodian, receives delivery of underlying securities collateralizing repurchase agreements. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment transactions. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment income and expenses. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis and the Fund bears expenses incurred specifically on its behalf as well as a portion, based on net assets, of general expenses incurred on behalf of the Trust and its underlying portfolios.

Use of estimates. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and distributions to shareholders. Dividends from net investment income are declared and paid annually. Distributions from any net realized gains are generally declared and paid annually. Additional distributions of net investment income and capital gains for the Fund may be made at the discretion of the Board of Trustees in accordance with the requirements of the Internal Revenue Code.

Federal income taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

2. Transactions with affiliates and related parties:

The amounts of fees and expenses described below are shown on the Fund's statement of operations.

Columbia Management Co. (CMC) is the investment adviser of the Fund. CMC is an indirect wholly owned subsidiary of FleetBoston Financial Corporation (Fleet), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956.

Investment management fees are paid monthly to CMC by the Fund. The fees are based on an annual rate of 0.40 of 1% of average daily net assets.

In addition to the investment management fee, each shareholder pays an annual fee calculated as a percentage of the shareholder's net assets in the Fund. The annual fee ranges between 0.20% on the first $25 million of the shareholder's net assets in the Fund, to 0.00% on the shareholder's net assets in the Fund in excess of $25 million.

For the period October 9, 2001 through October 31, 2001, and the years ending October 31, 2002, 2003, 2004, CMC has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these, expenses together with the advisory fee, exceed 0.40% of the Fund's average daily net assets.

Trustees' fees and expenses are paid directly by the Fund to trustees having no affiliation with the Fund other than in their capacity as trustees. Other officers and trustees received no compensation from the Fund.

Columbia Trust Company (CTC), an affiliate of CMC, is the transfer agent of the Fund. CTC is an indirect wholly owned subsidiary of Fleet. CTC is compensated based on a per account fee or minimum of $1,500 per month.


3.  Federal income tax:

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, deferral of losses from wash sales, passive foreign investment companies
(PFIC), non-taxable dividends and in-kind redemptions. As of October 31, 2001, the Fund had $110,233 in unused capital loss carryforwards available to offset future capital gains, which expire in 2009. For federal income tax purposes, the net unrealized appreciation of investments at April 30, 2002 was $6,377,602 composed of gross appreciation of $8,767,432 and gross depreciation of $2,389,830.


4.  Investment transactions:

For the six months ended April 30, 2002, purchases and sales of long-term securities, and net realized gains, excluding U.S. government securities, were as follows:


Purchases...............................................$  105,787,811
                                                        ==============


Sales...................................................$   60,870,782
                                                        ==============

    Net Realized
Gain....................................................$    2,050,315
                                                        ==============

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

5.  Capital stock activity:

At April 30, 2002, the Fund had 100 million shares of no par value capital stock authorized. Transactions of capital shares were as follows:

                                              For the Six       For the period
                                              Months Ended         October 9 *
                                             April 30, 2002          through
                                               (Unaudited)      October 31, 2001
                                             --------------     ----------------
  Shares:
     Shares sold.........................         5,841,110           3,658,811
     Shares reinvested for dividends
         and distributions...............             5,562                  -
                                             --------------     ----------------
                                                  5,846,672           3,658,811
     Shares redeemed.....................          (276,214)                 -
                                             --------------     ----------------
     Net increase........................         5,570,458           3,658,811
                                             ==============     ================

  Amounts:
     Sales ..............................    $   66,593,646     $    36,672,932
     Reinvestment of dividends
       and distributions.................            63,245                  -
                                             --------------     ----------------
                                                 66,656,891          36,672,932
     Less redemptions....................        (3,222,907)                 -
                                             --------------     ----------------
     Net increase .......................    $   63,433,984     $    36,672,932
                                             ==============     ================

 *  Inception of operations
**  Includes $20,915,802 of securities in an in-kind transfer.